                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

Investment Company Act file number  333-123257

                            MARKET VECTORS ETF TRUST
               (Exact name of registrant as specified in charter)

                     335 Madison Avenue, New York, NY 10017
               (Address of principal executive offices) (Zip code)

                         Van Eck Associates Corporation
                     335 MADISON AVENUE, NEW YORK, NY 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 293-2000

Date of fiscal year end:  APRIL 30

Date of reporting period: OCTOBER 31, 2012

ITEM 1. REPORT TO SHAREHOLDERS

SEMI-ANNUAL REPORT
O C T O B E R 3 1 , 2 0 1 2
( u n a u d i t e d )

MARKET VECTORS
CORPORATE BOND ETFs

Fallen Angel High Yield Bond ETF	ANGL
Investment Grade Floating Rate ETF	FLTR®

MARKET VECTORS
EQUITY INCOME ETFs

Mortgage REIT Income ETF	MORT
Preferred Securities ex Financials ETF	PFXF

MARKET VECTORS
INTERNATIONAL BOND ETFs

Emerging Markets High Yield Bond ETF	HYEM
Emerging Markets Local Currency Bond ETF	EMLC
International High Yield Bond ETF	IHY
LatAm Aggregate Bond ETF	BONO
Renminbi Bond ETF	CHLC

MARKET VECTORS INCOME ETFs

Dear Shareholder:

We are pleased to present this semi-annual report for income-oriented exchange-traded funds of the Market Vectors ETF Trust for the six months ended October 31, 2012.

During this period, income-oriented exchange-traded funds (ETFs) continued to benefit from low interest rates and investors’ appetite for yield. According to the Investment Company Institute, 205 bond ETFs were traded on U.S. exchanges as of October 2012, and they held $238.7 billion in total assets. The number of bond ETFs increased by 25.0% year-over-year and their assets grew by 37.0%. Bond ETFs now account for 17.2% of total ETFs and 18.8% of total ETF assets.1

In total, including equity ETFs, Market Vectors has grown into the fifth largest ETF family in the U.S. based on assets, with $28.0 billion invested in 50 funds.2

Two new ETFs were launched during this six-month period:

▪

HYEM is the first ETF designed to focus solely on the U.S. dollar-denominated non-sovereign segment of emerging market high-yield bonds, a segment that has grown to 10% of the global high-yield corporate bond market. These bonds are currently out-yielding and have displayed lower historical default rates than U.S. high-yield corporate bonds[3].

Source: FactSet. Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

▪

PFXF offers investors access to the income potential of preferred securities without the volatility of the financial sector, which accounts for a large percentage of total portfolio weight in competitive index funds. The financial sector has exhibited the highest volatility, as measured by standard deviation, over the past 10 years.

Yield-to-Worst is generally defined as being the lowest yield that a buyer can expect to receive.

MARKET VECTORS INCOME ETFs

Source: FactSet. Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

Market Review
During this period, investors continued to search for yield, and net inflows stayed strong in virtually all segments of the fixed income market. Once again, a major driver of flows was action taken by the Federal Reserve Bank (the “Fed”) to maintain exceptionally low interest rates, while also adding to the mountainous pile of securities it is buying.

On September 13, Fed Chairman Ben Bernanke announced a third round of aggressive bond-buying (quantitative easing (QE3)), while also promising to maintain low short-term rates through 2015. The Fed will buy $40 billion of mortgage-backed securities per month until it believes U.S. economic conditions have improved. When QE3 is combined with ongoing interest reinvestment on Fed holdings and the “Operation Twist” maturity extension program, the Fed’s bond-buying demand will total $85 billion per month through the end of 2012.

Although the Fed’s actions did not greatly exceed analysts’ expectations, the combination of the 2015 low-rate extension and a bottomless well of bond buying is expected to sustain investors demand for high-yield debt. By explicitly linking the duration of QE3 to the outlook for labor market improvement, the Fed made a more open-ended commitment than its predecessor programs.

In September, the Bureau of Labor Statistics announced that the U.S. Civilian Unemployment Rate fell to 7.8%, its lowest level since January of 2009.5 Third-quarter U.S. gross domestic product (GDP) increased at an annual rate of 2.7%, based on the Bureau of Economic Analysis’ revised estimate.6 This was stronger than the second quarter’s 1.3% GDP increase, and suggested that economic recovery in the U.S. is on a better pace than in other developed markets. The European Union reported that real GDP contracted by 0.1% during the third quarter in its 17-nation sphere,7 and Japan’s third-quarter GDP contracted by 0.9% from the previous quarter.8

To prevent defaults and revive economic growth in the Eurozone, the European Central Bank (ECB) announced on August 2 that it would launch its own version of QE, which it called Outright Monetary Transactions (OMT). Although its bond buying will be limited to sovereign debt with short maturities (1-3 year), the ultimate goal is to reduce the cost of borrowing for troubled nations out to about 10 years on the yield curve.

Meanwhile, the world’s other major economic power, China, cut its key central bank rate twice over the summer to revive economic growth. All over the world, central bankers have grown more emboldened to “step on the monetary policy gas” whenever they feel a tremor of economic weakness. For investors who must generate yield to meet current income needs (e.g., pension plans, endowments and retirees), the search for yield has become not an option or short-term contingency but rather a continuing necessity. This powerful demand is driving innovation and expanded choices across diverse sectors of high-yield investments.

EQUITY INCOME

Mortgage REITs
Mortgage real estate investment trusts (REITs) have been huge beneficiaries of the Fed’s low-interest rate policies and resulting “flight to yield.” From 2008 through year-end 2011, the number of U.S. mortgage REITs increased from 20 to 30 and their market capitalization grew from $14.3 billion to $43.0 billion, according to the National Association of Real Estate Investment Trusts (NAREIT).9

The basic recipe for mortgage REIT success depends on a steep yield curve, with a wide yield spread between short-term debt borrowed and long-term investment. The Fed’s announcement in September that it will buy $40 billion per month of mortgage-backed securities for an indefinite period has lowered long-term rates, which has had a negative impact on this model. In turn, this is causing mortgage REIT leaders to seek opportunities to diversify into other models.

Another concern for this sector is rising mortgage prepayments in today’s ultra-low mortgage rate market. Prepayments require the reinvestment of returned principal at lower interest rates, reducing mortgage REIT yields.

Preferred Securities
Preferred securities have captured the attention of yield-hungry investors, especially in the ETF space. However, until Market Vectors launched Preferred Securities ex Financials ETF (PFXF), none of the preferred securities ETFs expressly avoided the largest sector of this market–financials. Historically, non-financial preferred securities have provided about the same yield as financials, at far lower standard deviation.

Since 2002, preferred securities have yielded 2.83% more than 30-year Treasuries10. Although preferred issues technically are stocks, they share bonds’ price vulnerability to rising interest rates.

INTERNATIONAL BOND

Latin American Bonds
Latin America offers investors diverse opportunities to participate in investment-grade and high-yield sovereign and corporate bonds. Recently, investors have been attracted to the current yields of these bonds, especially the sovereign debt of Latin America’s two largest countries and economies–Mexico and Brazil. During this period, Venezuela’s market achieved greater stability due to the closure of a Presidential election cycle, and Argentina’s bonds lost value due to an unfavorable U.S. Appeals Court ruling involving the country’s 2001 default.

Renminbi Bonds
The “dim sum bond market” consists of Chinese Renminbi-denominated bonds issued and traded in markets outside China. Since June of this year, the storyline in China was slowing economic growth and lower rates of dim sum bond issuance. The Wall Street Journal estimated that dim sum issuance declined from a peak of $2.58 billion issued in June to just $600 million in October. Analysts attributed part of the decline to temporary weakness in the renminbi (also know as “yuan”) vs. the dollar.

Now, signs are pointing toward a revival of growth in both the Chinese economy and dim sum bond issuance. Going forward, issuers are expected to offer higher yields to attract investors to the market. For example, Caterpillar sold $160 million of dim sum bonds in November at an interest rate of 3.35%, compared to a 2% coupon on similar bonds the same company issued in this market two years ago.11 Perhaps most importantly, the Chinese government has shown continued interest in promoting foreign investment keeping its currency modestly strong. Investors’ key concern in this market is the Chinese government’s heavy control over both currency value and financial markets.

International High Yield Bonds
As an asset class, international high-yield bonds are capturing interest from investors who wish to diversify among non-investment grade bonds issued outside the U.S., while benefitting from their relatively high yield. From 1981 through 2011, the median annual default rate on high-yield corporate bonds was about twice as high in the U.S. and tax havens, compared to Europe and emerging markets.

Compared to the U.S. high-yield corporate market, emerging markets recently have experienced a low supply of new issues, due mainly to fallout from the European debt crisis. During the second quarter of 2012, high-yield issuance in emerging markets was $30 billion below the prior year’s pace.12 In addition to credit risk, high-yield emerging bond investors are exposed to political, currency and liquidity risks.

Standard deviation is the statistical measure of the historical volatility of a portfolio.

MARKET VECTORS INCOME ETFs

Emerging Markets
Throughout 2012, emerging market bonds have continued to capture assets of investors who wish to diversify bond holdings, increase yield and reduce vulnerability to the U.S. dollar (by holding local currency issues). Although all emerging bond markets have some exposure to global macro events–e.g., the European debt crisis and the “fiscal cliff” outcome in the U.S.–performance in these markets has diverged based on regional and local market nuances. Emerging market bonds in Eastern Europe and Latin America were relatively strong during this period based on improving economic fundamentals. Selected Asian emerging markets, such as Malaysia, also performed well.

Although emerging market bonds have captured the attention of yield-seeking investors recently, they generally have less trading depth and liquidity and greater price volatility than developed bond markets.

CORPORATE BOND

Floating Rate Investment Grade Bonds
Floating rate debt is a segment of the investment-grade debt universe that may be attractive to investors who believe interest rates are bottoming, with no place to go but up. For U.S. investors, the core of this market consists of dollar-denominated floating-rate notes issued by corporate issuers. The combination of a low average duration, typically in the 2-3 year range, and floating interest rates creates the potential for relatively low price fluctuations. As interest rates rise, portfolio securities reset to higher yields.

Since this asset class is not limited to U.S. issuers, it also offers the opportunities for global diversification.

Fallen Angel Bonds
Fallen angel bonds give investors access to debt instruments of companies that have dropped below investment-grade tiers due to downgrades. Fallen angels currently account for about 15% of the U.S. dollar-denominated high-yield bond universe3. One healthy trend of 2012 has been the conversion of fallen angels into “rising stars,” which happens when credit ratings “re-ascend” to investment grade.

Defaults in this segment are well below the 4.5% historical average for all U.S. high yields, and yields remain attractive in comparison with broader high-yield markets. Like other high-yield bonds, fallen angels could be vulnerable to rising risk of defaults or downgrades if the U.S. economy enters a deep or lengthy recession.

* * *

In summary, during this six-month period, Market Vectors income-oriented ETFs helped investors access a broader range of choices for generating yield and maintaining fixed income allocations. Our menu of income-oriented ETFs also was well positioned to meet investors’ growing appetite for ETF variety this year.

On the following pages, you will find the performance record of each of the funds for the six-month period ended October 31, 2012. You will also find their financial statements and portfolio information. We value your ongoing confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
Trustee and President
Market Vectors ETF Trust
Van Eck Global

December 3, 2012

Represents the opinions of the investment adviser. Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

All indices listed are unmanaged indices and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.

[1]	Exchange-Traded Fund Data, September 2012, Investment Company Institute: http://www.ici.org/research/stats/etf/etfs_09_12
[2]	ETF League Table as of 11/26/12: http://www.indexuniverse.com/sections/news/15251-etf-league-table-as-of-nov-26-2012.html?utm_source=newsletter&utm_medium=email&utm_campaign=DailyEmailBlast
[3]

As represented by The BofA Merrill Lynch Global High Yield Index for global high-yield corporate bonds, The BofA Merrill Lynch High Yield US Emerging Markets Liquid Corporate Plus Index for USD-denominated EM high-yield corporate bonds, The BofA Merrill Lynch USD Emerging Markets Sovereigns Index for USD-denominated EM high-yield sovereign bonds and The BofA Merrill Lynch U.S. High Yield Master Index II for U.S. high-yield corporate bonds. Default data from Standard & Poor’s Global Fixed Income Research and Standard & Poor’s CreditPro®; 2011 Annual Global Corporate Default Study and Rating Transitions.

[4]

Yield to Worst is is generally defined as being the lowest yield that a buyer can expect to receive. Figures based on yield to worst of The BofA Merrill Lynch Emerging Markets High Yield Liquid Corporate Plus Index and The Barclays High Yield Very Liquid Index. Indexes are unmanaged and are not securities in which an investment can be made.

[5]	Civilian Unemployment Rate, U.S. Department of Labor, Bureau of Labor Statistics: http://research.stlouisfed.org/fred2/data/UNRATE.txt
[6]	Gross Domestic Product: Third Quarter 2012 advanced estimate, Bureau of Economic Analysis: http://www.bea.gov/newsreleases/national/gdp/gdpnewsrelease.htm
[7]	Bloomberg Business 11/15/12: http://www.businessweek.com/news/2012-11-15/german-growth-slowed-less-than-forecast-in-third-quarter
[8]	Reuters 11/12/12: http://www.reuters.com/article/2012/11/11/japan-economy-gdp-idUST9E8M902T20121111
[9]	U.S. REIT Industry Market Capitalization: http://www.reit.com/DataAndResearch/US-REIT-Industry-MarketCap.aspx
[10]

Source: FactSet. Preferred securities are represented by The Bank of America Merrill Lynch Preferred Securities Fixed Rate Index. 30-Year Treasuries represented by The Bank of America Merrill Lynch U.S. Treasuries Current (30Y) Index. U.S. Treasuries, are guaranteed by the full faith and credit of the United States government. Preferred securities are not guaranteed by the full faith and credit of the United States and carry the credit risk of the issuer.

[11]	The Wall Street Journal Deal Journal 11/21/12: http://blogs.wsj.com/deals/2012/11/21/hewlett-packards-unusual-ma-chain-of-command
[12]	Van Eck Press Release, 7/23/12: http://www.vaneck.com/uploadedImages/About_Van_Eck/Press_Room/ Trans-pdf-icon.gif

EMERGING MARKETS HIGH YIELD BOND ETF (HYEM)

PERFORMANCE COMPARISON
October 31, 2012 (unaudited)

Total Return	Share Price[1]	NAV	EMHY[2]

Life* (cumulative)	7.93%	7.36%	7.92%

*since 5/8/12

Commencement date for the Market Vectors Emerging Markets High Yield Bond ETF (HYEM) was 5/8/12.

[1]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (5/8/12) to the first day of secondary market trading in shares of the Fund (5/9/12), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.89% / Net Expense Ratio 0.40%
Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.40% of the Fund’s average daily net assets per year until at least September 1, 2013. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]

The BofA Merrill Lynch High Yield US Emerging Markets Liquid Corporate Plus Index (EMHY) is comprised of U.S. dollar denominated bonds issued by non-sovereign emerging market issuers that are rated BB1 or lower (based on an average of Moody’s, S&P and Fitch) and that are issued in the major domestic and Eurobond markets.

Merrill Lynch, Pierce, Fenner & Smith Incorporated and its affiliates (“BofA Merrill Lynch”) indices and related information, the name “BofA Merrill Lynch,” and related trademarks, are intellectual property licensed from BofA Merrill Lynch, and may not be copied, used, or distributed without BofA Merrill Lynch’s prior written approval. The licensee’s products have not been passed on as to their legality or suitability, and are not regulated, issued, endorsed, sold, guaranteed, or promoted by BofA Merrill Lynch. BOFA MERRILL LYNCH MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE INDICES, ANY RELATED INFORMATION, ITS TRADEMARKS, OR THE PRODUCT(S) (INCLUDING WITHOUT LIMITATION, THEIR QUALITY, ACCURACY, SUITABILITY AND/OR COMPLETENESS).

EMERGING MARKETS LOCAL CURRENCY BOND ETF (EMLC)

PERFORMANCE COMPARISON
October 31, 2012 (unaudited)

Total Return	Share Price[1]	NAV	GBIEMCOR[2]

Six Months	3.43%	2.98%	3.55%

One Year	8.03%	6.88%	7.95%

Life* (annualized)	7.59%	7.15%	8.23%

Life* (cumulative)	18.13%	17.02%	19.76%

*since 7/22/10

Commencement date for the Market Vectors Emerging Markets Local Currency Bond ETF was 7/22/10.

[1]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (7/22/10) to the first day of secondary market trading in shares of the Fund (7/23/10), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.44% / Net Expense Ratio 0.44%
Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.47% of the Fund’s average daily net assets per year until at least September 1, 2013. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]

J.P. Morgan Government Bond Index–Emerging Markets Global Core (GBIEMCOR) is designed to track the performance of bonds issued by emerging market governments and denominated in the local currency of the issuer. The Index is designed to be investible and includes only those countries that are accessible by most of the international investor base.

Market Vectors Emerging Markets Local Currency Bond ETF (EMLC) is not sponsored, endorsed, sold or promoted by J.P. Morgan and J.P. Morgan makes no representation regarding the advisability of investing in EMLC. J.P. Morgan does not warrant the completeness or accuracy of the J.P. Morgan GBI- EMG Core Index. “J.P. Morgan” is a registered service mark of JPMorgan Chase & Co. © 2011. JPMorgan Chase & Co. All rights reserved.

FALLEN ANGEL HIGH YIELD BOND ETF (ANGL)

PERFORMANCE COMPARISON
October 31, 2012 (unaudited)

Total Return	Share Price[1]	NAV	H0FA2

Six Months	7.78%	9.82%	10.47%

Life* (cumulative)	10.15%	10.70%	11.62%

*since 4/10/12

Commencement date for the Market Vectors Fallen Angel High Yield Bond ETF (ANGL) was 4/10/12.

[1]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (4/10/12) to the first day of secondary market trading in shares of the Fund (4/11/12), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 1.27% / Net Expense Ratio 0.40%
 Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.40% of the Fund’s average daily net assets per year until at least September 1, 2013. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]

The BofA Merrill Lynch US Fallen Angel High Yield Index (H0FA) is comprised of below investment grade corporate bonds denominated in U.S. dollars that were rated investment grade at the time of issuance.

Merrill Lynch, Pierce, Fenner & Smith Incorporated and its affiliates (“BofA Merrill Lynch”) indices and related information, the name “BofA Merrill Lynch,” and related trademarks, are intellectual property licensed from BofA Merrill Lynch, and may not be copied, used, or distributed without BofA Merrill Lynch’s prior written approval. The licensee’s products have not been passed on as to their legality or suitability, and are not regulated, issued, endorsed, sold, guaranteed, or promoted by BofA Merrill Lynch. BOFA MERRILL LYNCH MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE INDICES, ANY RELATED INFORMATION, ITS TRADEMARKS, OR THE PRODUCT(S) (INCLUDING WITHOUT LIMITATION, THEIR QUALITY, ACCURACY, SUITABILITY AND/OR COMPLETENESS).

INTERNATIONAL HIGH YIELD BOND ETF (IHY)

PERFORMANCE COMPARISON
October 31, 2012 (unaudited)

Total Return	Share Price[1]	NAV	HXUS[2]

Six Months	7.73%	7.36%	7.74%

Life * (cumulative)	8.51%	7.24%	7.80%

*since 4/2/12

Commencement date for the Market Vectors International High Yield Bond ETF was 4/2/12.

[1]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (4/2/12) to the first day of secondary market trading in shares of the Fund (4/3/12), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.72% / Net Expense Ratio 0.40%
Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.40% of the Fund’s average daily net assets per year until at least September 1, 2013. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]

The BofA Merrill Lynch Global Ex-US Issuers High Yield Constrained Index (HXUS) tracks the performance of below investment grade debt issued by corporations located throughout the world (which may include emerging market countries) excluding the United States denominated in Euros, U.S. dollars, Canadian dollars or pound sterling issued in the major domestic or eurobond markets.

Merrill Lynch, Pierce, Fenner & Smith Incorporated and its affiliates (“BofA Merrill Lynch”) indices and related information, the name “Bank of America Merrill Lynch,” and related trademarks, are intellectual property licensed from BofA Merrill Lynch, and may not be copied, used, or distributed without BofA Merrill Lynch’s prior written approval. The licensee’s products have not been passed on as to their legality or suitability, and are not regulated, issued, endorsed, sold, guaranteed, or promoted by BofA Merrill Lynch. BOFA MERRILL LYNCH MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE INDICES, ANY RELATED INFORMATION, ITS TRADEMARKS, OR THE PRODUCT(S) (INCLUDING WITHOUT LIMITATION, THEIR QUALITY, ACCURACY, SUITABILITY AND/OR COMPLETENESS).

INVESTMENT GRADE FLOATING RATE ETF (FLTR)

PERFORMANCE COMPARISON
October 31, 2012 (unaudited)

Total Return	Share Price[1]	NAV	MVFLTR[2]

Six Months	5.53%	2.47%	2.77%

One Year	7.75%	5.08%	5.48%

Life* (annualized)	1.65%	0.68%	1.29%

Life* (cumulative)	2.52%	1.04%	1.96%

*since 4/25/11

Commencement date for the Market Vectors Investment Grade Floating Rate ETF (FLTR) was 4/25/11.

[1]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (4/25/11) to the first day of secondary market trading in shares of the Fund (4/26/11), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 2.09% / Net Expense Ratio 0.19%
Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.19% of the Fund’s average daily net assets per year until at least September 1, 2013. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]

Market Vectors Investment Grade Floating Rate Index (MVFLTR®) is comprised of U.S. dollar-denominated floating rate notes issued by corporate issuers or similar commercial entities that are public reporting companies in the U.S. and rated investment grade by at least one of three rating services: Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Rating Services (“S&P”) or Fitch International Rating Agency (“Fitch”). Investment grade securities are those rated Baa3 or higher by Moody’s or rated BBB- or higher by S&P or Fitch.

Market Vectors Investment Grade Floating Rate Index (the “Index”) is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Structured Solutions AG to maintain and calculate the Index. Structured Solutions AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Structured Solutions AG has no obligation to point out errors in the Index to third parties. Market Vectors Investment Grade Floating Rate ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

LATAM AGGREGATE BOND ETF (BONO)

PERFORMANCE COMPARISON
October 31, 2012 (unaudited)

Total Return	Share Price[1]	NAV	LATS[2]

Six Months	6.59%	3.50%	5.69%

One Year	12.14%	8.44%	13.00%

Life* (annualized)	8.38%	6.52%	10.18%

Life* (cumulative)	12.59%	9.76%	15.39%

*since 5/11/11

Commencement date for the Market Vectors LatAm Aggregate Bond ETF was 5/11/11.

[1]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (5/11/11) to the first day of secondary market trading in shares of the Fund (5/12/11), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 2.01% / Net Expense Ratio 0.49%
Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.49% of the Fund’s average daily net assets per year until at least September 1, 2013. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]

The BofA Merrill Lynch Broad Latin America Bond Index (LATS) is composed of external and local currency Latin American sovereign debt and the external debt of non- sovereign Latin American issuers denominated in USD or Euros.

Merrill Lynch, Pierce, Fenner & Smith Incorporated and its affiliates (“BofA Merrill Lynch”) indices and related information, the name “Bank of America Merrill Lynch,” and related trademarks, are intellectual property licensed from BofA Merrill Lynch, and may not be copied, used, or distributed without BofA Merrill Lynch’s prior written approval. The licensee’s products have not been passed on as to their legality or suitability, and are not regulated, issued, endorsed, sold, guaranteed, or promoted by BofA Merrill Lynch. BOFA MERRILL LYNCH MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE INDICES, ANY RELATED INFORMATION, ITS TRADEMARKS, OR THE PRODUCT(S) (INCLUDING WITHOUT LIMITATION, THEIR QUALITY, ACCURACY, SUITABILITY AND/OR COMPLETENESS).

MORTGAGE REIT INCOME ETF (MORT)

PERFORMANCE COMPARISON
October 31, 2012 (unaudited)

Total Return	Share Price[1]	NAV	MVMORTTR[2]

Six Months	11.52%	11.62%	9.90%

One Year	27.87%	28.14%	24.35%

Life* (annualized)	19.46%	19.30%	15.30%

Life* (cumulative)	23.97%	23.76%	18.82%

*since 8/16/11

Commencement date for the Market Vectors Mortgage REIT Income ETF was 8/16/11.

[1]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (8/16/11) to the first day of secondary market trading in shares of the Fund (8/17/11), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.57% / Net Expense Ratio 0.41%
Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.40% of the Fund’s average daily net assets per year until at least September 1, 2013. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]

Market Vectors Global Mortgage REITs Index (MVMORTTR) is a rules-based index intended to give investors a means of tracking the overall performance of publicly traded U.S. and non-U.S. mortgage REITs that derive at least 50% of their revenues from mortgage-related activity.

Market Vectors Global Mortgage REITs Index (the “Index”) is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Structured Solutions AG to maintain and calculate the Index. Structured Solutions AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Structured Solutions AG has no obligation to point out errors in the Index to third parties. Market Vectors Mortgage REIT Income ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

PREFERRED SECURITIES EX FINANCIALS ETF (PFXF)

PERFORMANCE COMPARISON
October 31, 2012 (unaudited)

Total Return	Share Price[1]	NAV	WHPSL[2]

Life * (cumulative)	4.52%	3.87%	3.89%

*since 7/16/12

Commencement date for the Market Vectors Preferred Securities ex Financials ETF was 7/16/12.

[1]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (7/16/12) to the first day of secondary market trading in shares of the Fund (7/17/12), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.56% / Net Expense Ratio 0.40%
Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.40% of the Fund’s average daily net assets per year until at least September 1, 2013. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]

Wells Fargo® Hybrid and Preferred Securities ex Financials Index (WHPSL) is designed to track the performance of convertible or exchangeable and non-convertible preferred securities listed on U.S. exchanges.

The Fund is not issued, sponsored, endorsed or advised by Wells Fargo & Company, Wells Fargo Securities, LLC or their subsidiaries and affiliates (collectively, “Wells Fargo”). Wells Fargo makes no representation or warranty, express or implied, to the Fund’s investors or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of any data supplied by Wells Fargo or the Index to track financial instruments comprising the Index or any trading market. Wells Fargo’s only relationship to the Adviser is the licensing of certain trademarks and trade names of Wells Fargo and of the data supplied by Wells Fargo that is determined, composed and calculated by Wells Fargo or a third party index calculator, without regard to the Fund or its shareholders. Wells Fargo has no obligation to take the needs of the Fund or the Fund’s shareholders into consideration when determining, composing or calculating the data. Wells Fargo has no obligation or liability in connection with the administration, marketing or trading of the Fund.

RENMINBI BOND ETF (CHLC)

PERFORMANCE COMPARISON
October 31, 2012 (unaudited)

Total Return	Share Price[1]	NAV	MVCHLC®2

Six Months	0.55%	1.97%	2.02%

One Year	(0.49)%	4.06%	4.28%

Life* (annualized)	4.56%	5.35%	4.61%

Life* (cumulative)	4.82%	5.65%	4.88%

*since 10/11/11

Commencement date for the Market Vectors Renminbi Bond ETF was 10/11/11.

[1]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (10/11/11) to the first day of secondary market trading in shares of the Fund (10/12/11), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 2.30% / Net Expense Ratio 0.39%
Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.39% of the Fund’s average daily net assets per year until at least September 1, 2013. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]

Market Vectors Renminbi Bond Index (MVCHLC®) is designed to track the performance of fixed-rate, Chinese Renminbi (“RMB”)-denominated bonds that are available to market participants outside of mainland China issued by Chinese or non-Chinese corporate, governmental, quasi-governmental or supranational issuers (“RMB Bonds”).

Market Vectors Renminbi Bond Index is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Structured Solutions AG to maintain and calculate the Index. Structured Solutions AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Structured Solutions AG has no obligation to point out errors in the Index to third parties. Market Vectors Renminbi Bond ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

MARKET VECTORS ETF TRUST

EXPLANATION OF EXPENSES
(unaudited)

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2012 to October 31, 2012.

Actual Expenses
The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as fees on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Annualized Expense Ratio During Period	Expenses Paid During the Period May 1, 2012- October 31, 2012

Emerging Markets High Yield Bond ETF***
Actual	$1,000.00	$1,073.60	0.40%	$2.00
Hypothetical**	$1,000.00	$1,022.18	0.40%	$1.95

Emerging Markets Local Currency Bond ETF*
Actual	$1,000.00	$1,029.80	0.44%	$2.25
Hypothetical**	$1,000.00	$1,022.99	0.44%	$2.24

Fallen Angel High Yield Bond ETF*
Actual	$1,000.00	$1,098.20	0.40%	$2.12
Hypothetical**	$1,000.00	$1,023.19	0.40%	$2.04

International High Yield Bond ETF*
Actual	$1,000.00	$1,067.70	0.40%	$2.08
Hypothetical**	$1,000.00	$1,023.19	0.40%	$2.04

Investment Grade Floating Rate ETF*
Actual	$1,000.00	$1,024.70	0.19%	$0.97
Hypothetical**	$1,000.00	$1,024.25	0.19%	$0.97

LatAm Aggregate Bond ETF*
Actual	$1,000.00	$1,035.00	0.49%	$2.51
Hypothetical**	$1,000.00	$1,022.74	0.49%	$2.50

Mortgage REIT Income ETF*
Actual	$1,000.00	$1,116.20	0.41%	$2.19
Hypothetical**	$1,000.00	$1,023.14	0.41%	$2.09

MARKET VECTORS ETF TRUST

EXPLANATION OF EXPENSES
(continued)

	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Annualized Expense Ratio During Period	Expenses Paid During the Period May 1, 2012- October 31, 2012

Preferred Securities ex Financials ETF****
Actual	$1,000.00	$1,034.70	0.40%	$1.19
Hypothetical**	$1,000.00	$1,013.48	0.40%	$1.18

Renminbi Bond ETF*
Actual	$1,000.00	$1,019.70	0.39%	$1.99
Hypothetical**	$1,000.00	$1,023.24	0.39%	$1.99

*

Expenses are equal to the Fund’s annualized expense ratio (for the six months ended October 31, 2012) multiplied by the average account value over the period, multiplied by 184 and divided by 365 (to reflect the one- half year period).

**	Assumes annual return of 5% before expenses
***

Expenses are equal to the Fund’s annualized expense ratio (for the period from May 8, 2012 to October 31, 2012) multiplied by the average account value over the period, multiplied by 176 and divided by 365 (to reflect the one-half year period).

****

Expenses are equal to the Fund’s annualized expense ratio (for the period from July 16, 2012 to October 31, 2012) multiplied by the average account value over the period, multiplied by 107 and divided by 365 (to reflect the one-half year period).

EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS
October 31, 2012 (unaudited)

Principal Amount		Value

CORPORATE BONDS: 96.5%
Argentina: 2.0%
$125,000	City of Buenos Aires, Argentina 12.50%, 04/06/15 Reg S	$119,375
	Provincia de Buenos Aires, Argentina
125,000	10.88%, 01/26/21 Reg S	83,750
275,000	11.75%, 10/05/15 Reg S	218,625

		421,750

Austria: 2.9%
450,000	OGX Austria GmbH 8.50%, 06/01/15 (c) 144A	394,875
200,000	Sappi Papier Holding GmbH 8.38%, 06/15/15 (c) 144A	211,750

		606,625

Barbados: 0.7%
125,000	Columbus International, Inc. 11.50%, 11/20/14 (c) Reg S	141,250

Bermuda: 3.0%
100,000	Alliance Oil Co. Ltd. 9.88%, 03/11/15 Reg S	107,265
150,000	China Oriental Group Co. Ltd. 8.00%, 08/18/15 144A	145,125
	Digicel Group Ltd.
200,000	8.25%, 09/30/16 (c) 144A	216,500
150,000	10.50%, 04/15/14 (c) Reg S	167,250

		636,140

Brazil: 2.6%
450,000	Banco do Brasil S.A. 9.25%, 04/15/23 (c) Reg S	555,750

British Virgin Islands: 2.5%
250,000	CITIC Resources Finance 2007 Ltd. 6.75%, 05/15/14 (c) Reg S	264,312
100,000	RKI Finance 2010 Ltd. 9.50%, 09/21/13 (c)	104,967
150,000	Star Energy Geothermal Wayang Windu Ltd. 11.50%, 02/12/13 (c) Reg S	163,695

		532,974

Canada: 1.7%
	Novelis, Inc.
150,000	8.38%, 12/15/13 (c)	163,875
175,000	8.75%, 12/15/15 (c)	193,813

		357,688

Cayman Islands: 13.4%
400,000	Agile Property Holdings Ltd. 8.88%, 04/28/14 (c) Reg S	421,520
100,000	China Shanshui Cement Group Ltd. 10.50%, 04/27/15 (c) Reg S	109,750
350,000	Country Garden Holdings Co. Ltd. 11.13%, 02/23/15 (c) Reg S	396,375
200,000	Emaar Sukuk Ltd. 6.40%, 07/18/19 Reg S	217,500
275,000	Evergrande Real Estate Group Ltd. 13.00%, 01/27/15 (c) Reg S	286,687
	Fibria Overseas Finance Ltd.
150,000	6.75%, 03/03/16 (c) Reg S	167,250
100,000	7.50%, 05/04/15 (c) 144A	111,250
100,000	Jafz Sukuk Ltd. 7.00%, 06/19/19 Reg S	110,900
125,000	JBS Finance II Ltd. 8.25%, 01/29/15 (c) 144A	131,563
200,000	Longfor Properties Co. Ltd. 9.50%, 04/07/14 (c) Reg S	222,500
100,000	Marfrig Overseas Ltd. 9.50%, 05/04/15 (c) 144A	89,000
100,000	MCE Finance Ltd. 10.25%, 05/15/14 (c)	114,500
100,000	Minerva Overseas II Ltd. 10.88%, 11/15/15 (c) Reg S	116,500
100,000	Nile Finance Ltd. 5.25%, 08/05/15 Reg S	101,250
	Shimao Property Holdings Ltd.
100,000	8.00%, 12/03/12 (c) Reg S	102,250
100,000	9.65%, 08/03/14 (c) Reg S	106,684

		2,805,479

Chile: 1.2%
100,000	Automotores Gildemeister S.A. 8.25%, 05/24/16 (c) 144A	109,000
140,334	Inversiones Alsacia S.A. 8.00%, 02/18/15 (c) Reg S	148,024

		257,024

China / Hong Kong: 3.5%
250,000	China Resources Power East Foundation Co. Ltd. 7.25%, 05/09/16 (c)	259,317
450,000	Citic Pacific Ltd. 6.88%, 01/21/18 Reg S	476,576

		735,893

Colombia: 3.0%
125,000	Bancolombia S.A. 6.13%, 07/26/20	140,625
200,000	Colombia Telecomunicaciones S.A. E.S.P. 5.38%, 09/27/17 (c) 144A	205,000
250,000	Transportadora de Gas Internacional S.A. E.S.P. 5.70%, 03/20/17 (c) Reg S	280,000

		625,625

India: 0.5%
100,000	ICICI Bank Ltd. 6.38%, 04/30/17 (c) Reg S	101,500

Indonesia: 3.9%
125,000	Adaro Indonesia PT 7.63%, 10/22/14 (c) 144A	139,375
600,000	Perusahaan Listrik Negara PT 5.50%, 11/22/21 Reg S	679,500

		818,875

Ireland: 6.2%
450,000	Alfa Bank OJSC Via Alfa Bond Issuance Plc 7.88%, 09/25/17 Reg S	492,750
100,000	Bank of Moscow via BOM Capital PL 6.70%, 03/11/15 Reg S	107,150
100,000	Gazprombank OJSC Via GPB Eurobond Finance Plc 7.25%, 05/03/19 Reg S	106,165

See Notes to Financial Statements

EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

Ireland: (continued)
$450,000	Raspadskaya OJSC Via Raspadskaya Securities Ltd. 7.75%, 04/27/17 144A	$471,285
100,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC 9.13%, 04/30/18 Reg S	117,603

		1,294,953

Israel: 2.9%
550,000	Israel Electric Corp. Ltd. 7.25%, 01/15/19 (c) Reg S	610,199

Kazakhstan: 2.1%
100,000	ATF Bank JSC 9.00%, 05/11/16 Reg S	100,470
	Halyk Savings Bank of Kazakhstan JSC
100,000	7.25%, 05/03/17 Reg S	106,250
100,000	9.25%, 10/16/13 Reg S	105,480
150,000	Kazkommertsbank JSC 7.50%, 11/29/16 Reg S	132,188

		444,388

Luxembourg: 5.5%
250,000	ALROSA Finance S.A. 7.75%, 11/03/20 Reg S	287,200
200,000	Evraz Group S.A. 7.40%, 04/24/17 (c) Reg S	208,560
	MHP S.A.
100,000	10.25%, 04/29/15 (c) Reg S	103,250
125,000	10.25%, 04/29/15 (c) 144A	129,063
100,000	Severstal OAO Via Steel Capital S.A. 6.70%, 10/25/17 Reg S	107,485
200,000	TMK OAO Via TMK Capital S.A. 7.75%, 01/27/18 Reg S	207,000
100,000	Yapi ve Kredi Bankasi Via Unicredit Luxembourg S.A. 5.19%, 10/13/15 Reg S	103,500

		1,146,058

Mexico: 4.1%
100,000	Axtel S.A.B. de C.V. 9.00%, 09/22/14 (c) Reg S	57,000
	Cemex S.A.B. de C.V.
100,000	9.00%, 01/11/15 (c) † 144A	104,250
200,000	9.50%, 06/15/16 (c) 144A	212,028
125,000	Desarrolladora Homex S.A.B. de C.V. 9.75%, 03/25/16 (c) 144A	126,875
100,000	Empresas ICA S.A.B. de C.V. 8.90%, 02/04/16 (c) Reg S	109,000
150,000	Grupo Elektra S.A. de C.V. 7.25%, 08/06/15 (c) Reg S	154,125
100,000	Urbi Desarrollos Urbanos S.A.B. de C.V. 9.50%, 01/21/15 (c) Reg S	93,000

		856,278

Mongolia: 0.5%
100,000	Development Bank of Mongolia, LLC 5.75%, 03/21/17 Reg S	107,630

Netherlands: 8.6%
100,000	DTEK Finance B.V. 9.50%, 04/28/15 Reg S	101,560
125,000	GT 2005 Bonds B.V. 8.00%, 12/03/12 (c)	125,313
450,000	GTB Finance B.V. 7.50%, 05/19/16 Reg S	489,375
100,000	Indosat Palapa Co. B.V. 7.38%, 07/29/15 (c) 144A	114,500
100,000	Intergas Finance B.V. 6.38%, 05/14/17 Reg S	114,813
100,000	Majapahit Holding B.V. 8.00%, 08/07/19 Reg S	127,500
100,000	Metinvest B.V. 8.75%, 02/14/18 Reg S	96,475
500,000	VimpelCom Holdings B.V. 7.50%, 03/01/22 Reg S	541,250
100,000	WPE International Cooperatief UA 10.38%, 09/30/15 (c) Reg S	87,000

		1,797,786

Panama: 0.5%
100,000	AES El Salvador Trust 6.75%, 02/01/16 Reg S	102,500

Philippines: 1.9%
	Power Sector Assets & Liabilities Management Corp.
100,000	6.88%, 11/02/16 Reg S	118,750
100,000	7.25%, 05/27/19 Reg S	130,750
100,000	7.39%, 12/02/24 Reg S	141,250

		390,750

Singapore: 1.9%
100,000	Berau Capital Resources Pte Ltd. 12.50%, 07/08/13 (c) Reg S	106,125
100,000	Bumi Investment Pte Ltd. 10.75%, 10/06/14 (c) 144A	79,000
200,000	STATS ChipPAC Ltd. 7.50%, 08/12/13 (c) Reg S	213,500

		398,625

South Korea: 0.5%
100,000	Woori Bank Co. Ltd. 6.21%, 05/02/17 (c) Reg S	106,250

Spain: 1.5%
	Cemex Espana Luxembourg
150,000	9.25%, 05/12/15 (c) Reg S	157,500
150,000	9.88%, 04/30/16 (c) Reg S	162,375

		319,875

Sweden: 1.1%
200,000	Eileme 2 AB 11.63%, 01/31/16 (c) Reg S	226,750

Turkey: 1.5%
100,000	Akbank TAS 5.13%, 07/22/15 Reg S	105,250
200,000	Export Credit Bank of Turkey 5.88%, 04/24/19 Reg S	219,300

		324,550

See Notes to Financial Statements

Principal Amount		Value

Ukraine: 1.5%
$100,000	Financing of Infrastrucural Projects State Enterprise 7.40%, 04/20/18 Reg S	$90,505
225,000	National JSC Naftogaz of Ukraine 9.50%, 09/30/14	230,355

		320,860

United Arab Emirates: 1.7%
	Dubai Electricity & Water Authority
200,000	7.38%, 10/21/20 Reg S	238,000
100,000	8.50%, 04/22/15 Reg S	113,875

		351,875

United Kingdom: 4.4%
125,000	Atlantic Finance Ltd. 10.75%, 05/27/14 Reg S	138,750
100,000	Oschadbank Via SSB #1 Plc 8.25%, 03/10/16	96,125
100,000	Ukreximbank Via Biz Finance Plc 8.38%, 04/27/15 Reg S	98,500
575,000	Vedanta Resources Plc 8.25%, 06/07/21 144A	596,562

		929,937

United States: 1.4%
175,000	Cemex Finance, LLC 9.50%, 12/14/13 (c) † 144A	186,594
100,000	JBS USA LLC / JBS USA Finance Inc. 7.25%, 06/01/15 (c) 144A	98,300

		284,894

Venezuela: 7.8%
100,000	CA La Electricidad de Caracas 8.50%, 04/10/18 (c)	79,000
	Petroleos de Venezuela S.A.
300,000	4.90%, 10/28/14	279,000
200,000	5.00%, 10/28/15	176,000
625,000	8.50%, 11/02/17 (c) 144A	562,500
100,000	9.00%, 11/17/21 (c) Reg S	83,250
450,000	12.75%, 02/17/22 (c) 144A	463,500

		1,643,250

Total Corporate Bonds
(Cost: $19,501,451)		20,253,981

Number of Shares

MONEY MARKET FUND: 1.4%
(Cost: $290,601)
290,601	Dreyfus Government Cash Management Fund	290,601

Total Investments Before Collateral
for Securities Loaned: 97.9%
(Cost: $19,792,052)		20,544,582

SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 0.5%
(Cost: $109,000)
109,000	Bank of New York Overnight Government Fund	109,000

Total Investments: 98.4%
(Cost: $19,901,052)		20,653,582
Other assets less liabilities: 1.6%		335,093

NET ASSETS: 100.0%		$20,988,675

See Notes to Financial Statements

EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS
(continued)

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
†	Security fully or partially on loan. Total market value of securities on loan is $106,500.
Reg S

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $4,897,895, or 23.3% of net assets.

Summary of Investments by Sector Excluding
Collateral for Securities Loaned (unaudited)	% of Investments	Value

Basic Materials	13.5%	$2,765,921
Communications	8.7	1,787,103
Consumer, Cyclical	2.4	502,938
Consumer, Non-cyclical	3.8	772,643
Energy	18.2	3,738,402
Financial	26.0	5,331,594
Government	4.1	839,185
Industrial	8.8	1,814,296
Technology	1.0	213,500
Utilities	12.1	2,488,399
Money Market Fund	1.4	290,601

	100.0%	$20,544,582

The summary of inputs used to value the Fund’s investments as of October 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Corporate Bonds*	$—	$20,253,981	$—	$20,253,981
Money Market Funds	399,601	—	—	399,601

Total	$399,601	$20,253,981	$—	$20,653,582

*	See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

EMERGING MARKETS LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS
October 31, 2012 (unaudited)

Principal Amount			Value

FOREIGN DEBT OBLIGATIONS: 95.7%
Brazil: 9.4%
BRL	20,334,000	Banco do Brasil S.A. 9.75%, 07/18/17† Reg S	$11,693,690
	16,078,000	Banco Safra Cayman Islands Ltd. 10.88%, 04/03/17 Reg S	8,563,080
	27,932,000	Banco Safra S.A. 10.25%, 08/08/16 Reg S	14,824,880
		Brazil Letras do Tesouro Nacional
	1,000,000	5.32%, 04/01/14^	444,837
	12,300,000	7.31%, 01/01/15^	5,142,074
	23,800,000	7.37%, 01/01/16^	9,121,268
	2,300,000	7.50%, 07/01/14^	1,003,467
	3,100,000	8.77%, 04/01/13^	1,485,566
	1,560,000	8.80%, 01/01/14^	707,315
	10,496,000	9.20%, 01/01/13^	5,113,222
		Brazil Notas do Tesouro Nacional, Series F
	14,840,000	10.00%, 01/01/13	7,349,288
	2,800,000	10.00%, 01/01/14	1,418,311
	300,000	10.00%, 01/01/15	154,089
	9,400,000	10.00%, 01/01/17	4,877,061
	500,000	10.00%, 01/01/18	260,220
	4,400,000	10.00%, 01/01/21	2,286,867
	1,000,000	10.00%, 01/01/23	520,121
		Brazilian Government International Bonds
	2,450,000	8.50%, 01/05/24	1,417,999
	2,750,000	10.25%, 01/10/28	1,760,954
	2,610,000	12.50%, 01/05/22†	1,928,429
	9,470,000	Cia Energetica de Sao Paulo (TIPS) 13.17%, 01/15/15 Reg S	6,780,943

			86,853,681

Chile: 2.9%
CLP	12,046,500,000	Chilean Government International Bond 5.50%, 08/05/20	27,311,903

Colombia: 3.8%
		Colombian Government International Bonds
COP	725,000,000	4.38%, 12/21/22 (c)	395,915
	14,770,000,000	7.75%, 04/14/21	10,223,337
	24,272,000,000	12.00%, 10/22/15	16,432,510
	10,032,000,000	Republic of Colombia 9.85%, 06/28/27	8,573,657

			35,625,419

Germany: 1.0%
		Landwirtschaftliche Rentenbank
MXN	43,980,000	7.64%, 04/05/13	3,391,813
	70,670,000	8.50%, 02/22/16	5,987,253

			9,379,066

Hungary: 4.3%
		Hungarian Government Bonds
HUF	575,750,000	5.50%, 02/12/14	2,624,979
	137,390,000	5.50%, 02/12/16	616,893
	308,910,000	6.00%, 11/24/23	1,307,098
	581,630,000	6.50%, 06/24/19	2,655,731
	117,410,000	6.75%, 02/12/13	536,925
	359,230,000	6.75%, 08/22/14	1,669,155
	1,695,680,000	6.75%, 02/24/17†	7,874,439
	874,780,000	6.75%, 11/24/17	4,072,200
	1,162,520,000	7.00%, 06/24/22	5,359,256
	92,880,000	7.50%, 10/24/13	431,686
	847,950,000	7.50%, 11/12/20	4,061,907
	105,230,000	7.75%, 08/24/15	500,847
	1,631,240,000	8.00%, 02/12/15	7,782,758

			39,493,874

Indonesia: 7.6%
		Indonesian Treasury Bonds
IDR	3,000,000,000	6.38%, 04/15/42	304,913
	11,238,000,000	8.25%, 07/15/21	1,375,214
	24,375,000,000	9.50%, 06/15/15	2,797,001
	25,488,000,000	9.50%, 07/15/23	3,403,026
	1,563,000,000	9.50%, 07/15/31	215,964
	23,692,000,000	9.75%, 05/15/37	3,386,762
	14,375,000,000	10.00%, 07/15/17	1,782,997
	31,123,000,000	10.00%, 09/15/24	4,329,292
	13,782,000,000	10.00%, 02/15/28	1,955,522
	42,728,000,000	10.25%, 07/15/22	5,889,418
	67,669,000,000	10.25%, 07/15/27	9,727,026
	67,631,000,000	10.50%, 08/15/30	10,062,000
	11,812,000,000	10.50%, 07/15/38	1,807,484
	17,628,000,000	10.75%, 05/15/16	2,150,278
	1,528,000,000	11.00%, 11/15/20	213,497
	67,350,000,000	11.00%, 09/15/25	10,050,387
	30,907,000,000	11.50%, 09/15/19	4,305,150
	38,947,000,000	11.60%, 08/15/18	5,269,993
	6,387,000,000	12.80%, 06/15/21	984,851

			70,010,775

Ireland: 2.5%

RUB	743,200,000	RusHydro JSC via RusHydro Finance Ltd. 7.88%, 10/28/15†	23,373,357

Malaysia: 8.9%
		Malaysian Government Bonds
MYR	6,782,000	3.21%, 05/31/13	2,228,686
	11,904,000	3.43%, 08/15/14	3,934,843
	14,348,000	3.46%, 07/31/13	4,724,934
	4,291,000	3.70%, 05/15/13	1,413,666
	5,264,000	3.70%, 02/25/13	1,731,643
	12,277,000	3.74%, 02/27/15	4,093,525
	22,198,000	3.81%, 02/15/17	7,475,012
	4,630,000	3.84%, 08/12/15	1,552,020
	3,620,000	4.01%, 09/15/17	1,230,276
	7,380,000	4.16%, 07/15/21	2,539,813
	1,899,000	4.23%, 06/30/31	655,321
	14,101,000	4.24%, 02/07/18	4,848,244

See Notes to Financial Statements

EMERGING MARKETS LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount			Value

Malaysia: (continued)
MYR	540,000	4.26%, 09/15/16	$184,567
	47,745,000	4.38%, 11/29/19	16,656,234
	34,497,000	4.39%, 04/15/26	12,252,347
	13,649,000	5.09%, 04/30/14	4,614,912
	32,013,000	5.73%, 07/30/19	12,007,818

			82,143,861

Mexico: 4.7%
		Mexican Bonds
MXN	19,360,000	5.00%, 06/15/17	1,472,549
	32,060,000	6.25%, 06/16/16	2,547,218
	27,350,000	6.50%, 06/10/21	2,238,526
	18,948,300	7.50%, 06/03/27	1,660,209
	2,665,600	7.75%, 12/14/17	227,656
	13,136,000	7.75%, 05/29/31	1,161,684
	32,259,900	8.00%, 06/11/20	2,868,533
	2,262,000	8.00%, 12/07/23	207,065
	9,171,700	8.50%, 12/13/18	816,491
	33,060,000	8.50%, 05/31/29	3,140,258
	104,323,900	8.50%, 11/18/38	9,904,546
	6,570,000	10.00%, 12/05/24	694,639
	157,837,000	10.00%, 11/20/36	17,096,822

			44,036,196

Netherlands: 0.3%
		Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
MXN	24,360,000	7.59%, 10/05/15^	1,613,602
	14,730,000	9.20%, 09/28/15	1,248,972

			2,862,574

Nigeria: 2.8%
		Nigerian Government Bonds
NGN	1,157,240,000	7.00%, 10/23/19	5,310,218
	235,950,000	10.50%, 03/18/14	1,471,796
	1,183,310,000	15.10%, 04/27/17	8,016,311
	1,496,360,000	16.39%, 01/27/22	11,220,318

			26,018,643

Peru: 3.1%
		Peruvian Government Bonds
PEN	16,368,000	6.90%, 08/12/37	7,752,931
	3,880,000	6.95%, 08/12/31	1,827,785
	21,883,000	7.84%, 08/12/20	10,470,739
	8,985,000	8.20%, 08/12/26	4,751,146
	6,010,000	8.60%, 08/12/17	2,869,911
	2,326,000	9.91%, 05/05/15	1,045,107

			28,717,619

Philippines: 3.1%
		Philippine Government International Bonds
PHP	476,000,000	4.95%, 01/15/21	12,738,601
	554,000,000	6.25%, 01/14/36	15,809,959

			28,548,560

Poland: 9.4%
		Polish Government Bonds
PLN	15,130,000	4.75%, 10/25/16	4,867,079
	17,110,000	4.75%, 04/25/17	5,498,722
	16,470,000	4.82%, 01/25/14^	4,926,240
	12,786,000	5.00%, 10/24/13	4,044,902
	17,281,000	5.00%, 04/25/16	5,595,804
	14,968,000	5.25%, 04/25/13	4,710,018
	18,543,000	5.25%, 10/25/17	6,098,965
	24,608,000	5.25%, 10/25/20	8,134,054
	39,024,000	5.50%, 04/25/15	12,673,801
	16,681,000	5.50%, 10/25/19	5,608,387
	17,062,000	5.75%, 04/25/14	5,484,407
	34,210,000	5.75%, 10/25/21	11,698,701
	12,754,000	5.75%, 09/23/22	4,375,942
	11,715,000	6.25%, 10/24/15	3,903,219

			87,620,241

Russia: 4.7%
		Russian Federal Bonds
RUB	127,563,000	6.88%, 07/15/15	4,078,119
	90,935,000	6.90%, 08/03/16	2,908,029
	91,249,000	7.10%, 03/13/14	2,933,834
	94,221,000	7.15%, 01/23/13	3,019,273
	7,483,000	7.35%, 01/20/16	242,501
	247,496,000	7.40%, 06/14/17	8,037,422
	287,987,000	7.50%, 03/15/18	9,436,852
	77,970,000	7.50%, 02/27/19	2,540,027
	166,727,000	7.60%, 04/14/21	5,439,230
	38,201,000	8.10%, 11/26/14	1,259,144
	18,820,000	8.15%, 02/03/27	628,464
	58,055,000	11.20%, 12/17/14	2,025,487
	21,344,000	12.00%, 03/27/13	698,386

			43,246,768

South Africa: 8.5%
		Eskom Holdings Ltd.
ZAR	5,350,000	7.85%, 04/02/26	590,738
	132,000,000	9.25%, 04/20/18	17,120,867
	57,330,000	Eskom Holdings SOC Ltd. 17.00%, 08/18/27^	1,714,127
		South African Government Bonds
	56,154,000	6.25%, 03/31/36	4,993,795
	39,454,000	6.50%, 02/28/41	3,559,323
	42,813,804	6.75%, 03/31/21	4,952,074
	26,246,000	7.00%, 02/28/31	2,652,342
	68,295,000	7.25%, 01/15/20	8,204,797
	22,231,000	7.50%, 01/15/14	2,625,945
	13,507,000	8.00%, 12/21/18	1,699,621
	8,740,000	8.25%, 09/15/17	1,106,643
	41,577,000	10.50%, 12/21/26	5,913,715
	64,234,800	13.50%, 09/15/15	8,943,407
		Transnet Ltd.
	4,500,000	10.50%, 09/17/20	600,155
	105,900,000	10.80%, 11/06/23	14,402,398

			79,079,947

See Notes to Financial Statements

Principal Amount			Value

Supranational: 4.5%
MXN	11,960,000	Asian Development Bank 6.55%, 01/28/15	$929,823
	6,000,000	European Bank for Reconstruction & Development 7.30%, 08/20/13	460,775
		European Investment Bank
HUF	1,417,600,000	6.50%, 01/05/15	6,759,667
MXN	6,730,000	6.52%, 09/01/15^	458,803
ZAR	33,760,000	8.00%, 10/21/13†	3,992,083
	7,995,000	8.50%, 11/04/14	975,082
	2,890,000	9.00%, 12/21/18	374,315
BRL	9,570,000	9.06%, 10/22/19^ #	2,904,752
MXN	33,080,000	Inter-American Development Bank 8.00%, 01/26/16	2,826,590
		International Bank for Reconstruction & Development
	36,800,000	5.00%, 07/01/13	2,833,033
	117,710,000	6.50%, 09/11/13	9,213,518
BRL	300,000	9.50%, 03/02/17	169,510
	117,060,000	International Finance Corp. 6.00%, 01/28/16	9,477,453

			41,375,404

Sweden: 0.5%
		Kommuninvest I Sverige
HUF	200,000,000	6.36%, 01/31/13	911,923
MXN	44,960,000	7.20%, 07/07/14	3,539,971

			4,451,894

Thailand: 5.9%
		Thailand Government Bonds
THB	65,579,000	3.13%, 12/11/15	2,148,507
	70,590,000	3.25%, 06/16/17	2,318,903
	51,200,000	3.45%, 03/08/19	1,694,924
	167,360,000	3.63%, 05/22/15	5,551,492
	134,855,000	3.63%, 06/16/23	4,469,134
	26,470,000	3.65%, 12/17/21	888,412
	91,610,000	3.85%, 12/12/25	3,078,715
	280,524,000	3.88%, 06/13/19	9,555,142
	9,291,000	4.13%, 11/01/12	303,141
	90,224,000	4.13%, 11/18/16	3,063,139
	1,471,000	4.25%, 03/13/13	48,234
	44,610,000	4.75%, 12/20/24	1,632,088
	8,395,000	4.88%, 06/22/29	313,199
	31,240,000	5.00%, 12/03/14	1,062,016
	136,647,000	5.13%, 03/13/18	4,891,619
	33,365,000	5.25%, 07/13/13	1,106,691
	212,618,000	5.25%, 05/12/14	7,182,319
	30,186,000	5.40%, 07/27/16	1,066,618
	30,977,000	5.50%, 03/13/23	1,191,300
	23,507,000	5.63%, 01/12/19	871,143
	52,214,000	5.85%, 03/31/21	2,017,207
	10,492,000	6.15%, 07/07/26	436,367

			54,890,310

Turkey: 7.8%
		Turkish Government Bonds
TRY	7,726,000	8.00%, 10/09/13	4,358,721
	2,380,000	8.00%, 01/29/14	1,345,904
	6,310,000	8.00%, 06/04/14	3,578,187
	16,080,000	9.00%, 01/27/16	9,431,151
	4,240,000	9.00%, 03/08/17	2,511,630
	3,710,000	9.07%, 11/07/12^	2,065,058
	500,000	9.36%, 07/17/13^	266,581
	9,078,000	9.50%, 01/12/22	5,564,670
	6,644,600	10.00%, 01/09/13	3,738,860
	12,631,000	10.00%, 04/10/13	7,177,744
	8,665,000	10.00%, 06/17/15	5,171,477
	854,000	10.06%, 02/20/13^	467,327
	29,387,000	10.50%, 01/15/20	18,857,136
	12,461,000	11.00%, 08/06/14	7,409,243

			71,943,689

Total Foreign Debt Obligations
(Cost: $891,264,185)			886,983,781

Number of Shares

MONEY MARKET FUND: 1.1%
(Cost: $10,075,662)
	10,075,662	Dreyfus Government Cash Management Fund	10,075,662

Total Investments Before Collateral for Securities Loaned: 96.8%
(Cost: $901,339,847)			897,059,443

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 1.2%
(Cost: $11,373,387)
	11,373,387	Bank of New York Overnight Government Fund	11,373,387

Total Investments: 98.0%
(Cost: $912,713,234)			908,432,830
Other assets less liabilities: 2.0%			18,556,286

NET ASSETS: 100.0%			$926,989,116

See Notes to Financial Statements

EMERGING MARKETS LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS
(continued)

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
ZAR	South African Rand
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date
†	Security fully or partially on loan. Total market value of securities on loan is $10,675,798.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $2,904,752 which represents 0.3% of net assets.

Reg S

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

TIPS	Treasury Inflation Protected Securities

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Financial	5.3%	$47,323,290
Government	88.6	794,503,638
Industrial	1.7	15,002,553
Utilities	3.3	30,154,300
Money Market Fund	1.1	10,075,662

	100.0%	$897,059,443

The summary of inputs used to value the Fund’s investments as of October 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Foreign Debt Obligations*	$—	$886,983,781	$—	$886,983,781
Money Market Funds	21,449,049	—	—	21,449,049

Total	$21,449,049	$886,983,781	$—	$908,432,830

*	See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS
October 31, 2012 (unaudited)

Principal Amount		Value

CORPORATE BONDS: 97.9%
Cayman Islands: 1.7%
$100,000	Mizuho Capital Investment 1 Ltd. 6.69%, 06/30/16 (c) Reg S	$110,072
60,000	Mizuho Capital Investment 2 Ltd. 14.95%, 06/30/14 (c) Reg S	72,269

		182,341

Finland: 0.8%
100,000	Nokia OYJ 5.38%, 05/15/19 (c) †	83,250

France: 2.8%
100,000	Credit Agricole S.A. 6.64%, 05/31/17 (c) Reg S	83,750
200,000	Lafarge S.A. 6.20%, 07/09/15 (c) 144A	217,000

		300,750

Netherlands: 1.0%
100,000	EDP Finance B.V. 6.00%, 02/02/18 (c) † Reg S	102,650

Norway: 4.8%
	Eksportfinans ASA
255,000	2.00%, 09/15/15	242,416
85,000	2.38%, 05/25/16	80,180
200,000	3.00%, 11/17/14	198,597

		521,193

United Kingdom: 8.9%
200,000	Hanson Ltd. 6.13%, 08/15/16 (c)	219,250
100,000	HBOS Capital Funding No. 2 LP 6.07%, 06/30/14 (c) Reg S	82,750
200,000	HBOS Plc 6.75%, 05/21/18 144A	213,000
	Royal Bank of Scotland Group Plc
200,000	5.00%, 10/01/14	205,873
150,000	5.05%, 01/08/15	155,356
100,000	7.64%, 09/29/17 (c)	84,750

		960,979

United States: 77.9%
100,000	Alcatel-Lucent USA, Inc. 6.45%, 03/15/29	63,750
	Ally Financial, Inc.
100,000	6.75%, 12/01/14	107,569
200,000	8.00%, 11/01/31 †	238,830
200,000	Ameren Energy Generating Co. 7.95%, 06/01/32 (c)	194,000
200,000	Capital One Capital V 10.25%, 08/15/39 (c)	207,000
100,000	Capital One Capital VI 8.88%, 05/15/40 (c)	103,083
	CenturyLink, Inc.
100,000	5.15%, 06/15/17 (c)	107,894
100,000	7.60%, 09/15/39 (c)	102,791
300,000	Clear Channel Communications, Inc. 4.90%, 05/15/15 (c)	259,500
100,000	Commercial Metals Co. 6.50%, 07/15/17 (c)	105,750
129,963	Delta Air Lines Class G-1 6.72%, 01/02/23	142,959
200,000	El Paso Corp. 7.75%, 01/15/32 (c)	239,679
200,000	Embarq Corp. 8.00%, 06/01/36 (c)	216,484
150,000	Fifth Third Capital Trust IV 6.50%, 04/15/17 (c)	150,938
300,000	Frontier Communications Corp. 9.00%, 08/15/31 (c)	321,750
100,000	Glen Meadow Pass-Through Trust 6.51%, 02/15/17 (c) 144A	92,000
100,000	Hartford Financial Services Group, Inc. 8.13%, 06/15/18 (c)	117,500
100,000	HCA, Inc. 7.50%, 11/15/95	86,000
100,000	Health Management Associates, Inc. 6.13%, 04/15/16 (c)	109,500
	International Lease Finance Corp.
100,000	5.63%, 09/20/13	103,250
100,000	5.65%, 06/01/14	105,375
100,000	5.88%, 05/01/13	102,625
100,000	iStar Financial, Inc. 5.88%, 03/15/16 (c)	99,000
400,000	JC Penney Corp., Inc. 6.38%, 10/15/36	331,500
200,000	Kinder Morgan Finance Co. LLC 6.00%, 01/15/18 (c) 144A	220,416
200,000	Ltd Brands, Inc. 6.90%, 07/15/17 (c)	230,750
300,000	Masco Corp. 6.13%, 10/03/16 (c)	328,656
106,076	Midwest Generation LLC 8.56%, 01/02/16 (c)	99,446
100,000	New Albertsons, Inc. 8.00%, 05/01/31 (c)	59,250
92,000	Nextel Communications, Inc. 7.38%, 11/13/12 (c)	92,345
150,000	NGPL Pipeco LLC 7.12%, 12/15/17 (c) 144A	161,625
100,000	Nuveen Investments, Inc. 5.50%, 09/15/15 (c)	96,000
64,566	PPL Ironwood LLC 8.86%, 11/30/25 (c)	74,573
100,000	PulteGroup, Inc. 7.63%, 10/15/17	117,750
300,000	Regions Bank 6.45%, 06/26/37	310,500
100,000	Reynolds Group Issuer Inc. 9.00%, 10/15/14 (c)	101,750
200,000	Rockies Express Pipeline LLC 6.85%, 07/15/18 (c) Reg S	207,000
200,000	RR Donnelley & Sons Co. 6.13%, 01/15/17 (c)	198,000
150,000	Ryland Group, Inc. 6.63%, 05/01/20 (c)	165,000
	Springleaf Finance Corp.
100,000	5.40%, 12/01/15	94,000
200,000	6.90%, 12/15/17	177,000
	Sprint Capital Corp.
200,000	6.88%, 11/15/28 (c)	205,500

See Notes to Financial Statements

FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

United States: (continued)
$100,000	6.90%, 05/01/19 (c)	$109,250
200,000	8.75%, 03/15/32 (c)	237,000
200,000	Sprint Nextel Corp. 6.00%, 12/01/16 (c)	216,000
	Sunoco, Inc.
100,000	5.75%, 01/15/17 (c)	111,750
100,000	9.63%, 04/15/15 (c)	116,250
300,000	Toys R Us, Inc. 7.38%, 10/15/18 (c)	268,500
	United States Steel Corp.
100,000	7.00%, 02/01/18 (c) †	102,000
100,000	7.50%, 03/15/17 (c) †	100,000
100,000	Universal Health Services, Inc. 7.13%, 06/30/16 (c)	113,750
100,000	Wendy’s International, Inc. 6.20%, 06/15/14 (c)	106,375
200,000	Weyerhaeuser Co. 7.38%, 03/15/32 (c)	255,286

		8,384,449

Total Corporate Bonds
(Cost: $9,887,107)		10,535,612

Number of Shares

MONEY MARKET FUND: 0.5%
(Cost: $57,876)
57,876	Dreyfus Government Cash Management Fund	57,876

Total Investments Before Collateral for Securities Loaned: 98.4%
(Cost: $9,944,983)		10,593,488

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 6.0%
(Cost: $651,730)
651,730	Bank of New York Overnight Government Fund	651,730

Total Investments: 104.4%
(Cost: $10,596,713)		11,245,218
Liabilities in excess of other assets: (4.4)%		(476,835)

NET ASSETS: 100.0%		$10,768,383

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
†	Security fully or partially on loan. Total market value of securities on loan is $637,510.
Reg S

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $904,041, or 8.4% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Basic Materials	2.9%	$307,750
Communications	19.0	2,015,514
Consumer, Cyclical	13.4	1,422,084
Consumer, Non-cyclical	5.8	609,000
Energy	10.0	1,056,720
Financial	36.7	3,888,969
Industrial	7.2	764,906
Utilities	4.5	470,669
Money Market Fund	0.5	57,876

	100.0%	$10,593,488

The summary of inputs used to value the Fund’s investments as of October 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Corporate Bonds*	$—	$10,535,612	$—	$10,535,612
Money Market Funds	709,606	—	—	709,606

Total	$709,606	$10,535,612	$—	$11,245,218

*	See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS
October 31, 2012 (unaudited)

	Principal Amount		Value

CORPORATE BONDS: 93.1%
Argentina: 0.1%
USD	100,000	Pan American Energy LLC/ Argentine Branch 7.88%, 05/07/21 (c) Reg S	$83,000

Australia: 1.4%
		FMG Resources August 2006 Pty. Ltd.
USD	300,000	6.00%, 04/01/15 (c) 144A	289,500
	350,000	6.88%, 02/01/14 (c) 144A	339,938
	1,110,000	7.00%, 12/03/12 (c) 144A	1,126,650
	250,000	8.25%, 11/01/15 (c) † 144A	251,250
EUR	300,000	Santos Finance Ltd. 8.25%, 09/22/17 (c)	408,177

			2,415,515

Austria: 1.1%
		OGX Austria GmbH
USD	1,500,000	8.50%, 06/01/15 (c) Reg S	1,316,250
	130,000	8.50%, 06/01/15 (c) 144A	114,075
EUR	300,000	Sappi Papier Holding GmbH 6.63%, 04/15/15 (c) Reg S	399,430

			1,829,755

Bermuda: 0.7%
USD	1,050,000	Digicel Group Ltd. 7.00%, 02/15/16 (c) Reg S	1,113,000

Brazil: 0.9%
USD	400,000	Banco BMG S.A. 9.95%, 11/05/19 Reg S	380,000
	1,000,000	Banco do Brasil S.A./Cayman 9.25%, 04/15/23 (c) 144A	1,235,000

			1,615,000

Canada: 5.5%
USD	1,140,000	Air Canada 9.25%, 12/03/12 (c) 144A	1,191,300
		Bombardier, Inc.
	200,000	5.75%, 03/15/22 (c) 144A	211,750
EUR	100,000	6.13%, 05/15/21 (c) Reg S	137,679
	500,000	7.25%, 12/03/12 (c) Reg S	672,196
CAD	64,000	7.35%, 12/22/26 144A	66,004
		Cascades, Inc.
USD	250,000	7.75%, 12/15/13 (c)	265,000
	175,000	7.88%, 01/15/15 (c)	186,375
CAD	595,000	Corus Entertainment, Inc. 7.25%, 02/10/13 (c)	626,848
USD	800,000	Inmet Mining Corp. 8.75%, 06/01/16 (c) 144A	834,000
	400,000	MEG Energy Corp. 6.50%, 03/15/15 (c) 144A	431,000
	1,530,000	Novelis, Inc. 8.75%, 12/15/15 (c)	1,694,475
	200,000	Pacific Rubiales Energy Corp. 7.25%, 12/12/17 (c) Reg S	238,000
	500,000	PetroBakken Energy Ltd. 8.63%, 02/01/16 (c) 144A	512,500
	500,000	Precision Drilling Corp. 6.50%, 12/15/16 (c) 144A	531,250
CAD	500,000	Sherritt International Corp. 7.50%, 09/24/19 (c)	514,632

		Videotron Ltee
	400,000	6.88%, 06/15/16 (c)	438,219
	760,000	7.13%, 01/15/15 (c)	827,864

			9,379,092

Cayman Islands: 6.0%
USD	905,000	Agile Property Holdings Ltd. 8.88%, 04/28/14 (c) Reg S	953,689
	765,000	Country Garden Holdings Co. Ltd. 11.13%, 02/23/15 (c) Reg S	866,362
GBP	2,000,000	Dubai Holding Commercial Operations MTN Ltd. 6.00%, 02/01/17	3,114,161
USD	1,020,000	Evergrande Real Estate Group Ltd. 13.00%, 01/27/15 (c) Reg S	1,063,350
	600,000	Fibria Overseas Finance Ltd. 7.50%, 05/04/15 (c) Reg S	667,500
	250,000	JBS Finance II Ltd. 8.25%, 01/29/15 (c) † Reg S	263,125
	250,000	KWG Property Holding Ltd. 12.75%, 03/30/14 (c) Reg S	275,120
	100,000	Marfrig Overseas Ltd. 9.50%, 05/04/15 (c) Reg S	89,000
	100,000	Mizuho Capital Investment 1 Ltd. 6.69%, 06/30/16 (c) Reg S	110,072
	500,000	Mizuho Capital Investment 2 Ltd. 14.95%, 06/30/14 (c) 144A	602,242
	200,000	Sable International Finance Ltd. 8.75%, 02/01/16 (c) Reg S	229,000
	300,000	Shimao Property Holdings Ltd. 8.00%, 12/03/12 (c) Reg S	306,750
EUR	200,000	UPCB Finance II Ltd. 6.38%, 07/01/15 (c) Reg S	269,526
USD	500,000	UPCB Finance III Ltd. 6.63%, 07/01/15 (c) 144A	537,500
	800,000	UPCB Finance V Ltd. 7.25%, 11/15/16 (c) 144A	884,000

			10,231,397

Chile: 0.4%
USD	711,026	Inversiones Alsacia S.A. 8.00%, 02/18/15 (c) 144A	749,988

China / Hong Kong: 0.2%
USD	400,000	Citic Pacific Ltd. 6.63%, 04/15/21 Reg S	412,260

Colombia: 1.0%
		Banco Davivienda S.A.
USD	250,000	5.88%, 07/09/22 Reg S	261,875
	385,000	5.88%, 07/09/22 144A	403,288
		Banco GNB Sudameris S.A.
	100,000	7.50%, 07/30/22 Reg S	111,000
	700,000	7.50%, 07/30/22 144A	777,000
	200,000	Transportadora de Gas Internacional S.A., E.S.P. 5.70%, 03/20/17 (c) 144A	224,000

			1,777,163

Croatia: 0.4%
EUR	500,000	Agrokor D.D. 9.88%, 05/01/15 (c) Reg S	694,873

See Notes to Financial Statements

INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS
(continued)

	Principal Amount		Value

Denmark: 3.4%
GBP	2,500,000	Danske Bank A/S 5.68%, 02/15/17 (c)	$3,628,891
EUR	550,000	ISS A/S 8.88%, 12/03/12 (c) Reg S	737,634
	50,000	ISS Global A/S 4.50%, 12/08/14	67,220
	400,000	Nykredit Realkredit A/S 9.00%, 04/01/15 (c)	563,673
USD	845,000	Welltec A/S 8.00%, 02/01/15 (c) 144A	883,025

			5,880,443

Finland: 1.5%
		Nokia OYJ
USD	1,265,000	5.38%, 05/15/19 (c)	1,053,112
EUR	300,000	6.75%, 02/04/19	375,371
	750,000	Stora Enso OYJ 6.40%, 04/15/16 (c) 144A	776,250
	400,000	UPM-Kymmene OYJ 7.45%, 11/26/27 (c) 144A	395,000

			2,599,733

France: 9.8%
EUR	300,000	Alcatel-Lucent/France 8.50%, 01/15/16	362,014
	1,000,000	BPCE S.A. 5.25%, 07/30/14 (c)	982,095
USD	100,000	Cie Generale de Geophysique-Veritas 6.50%, 06/01/16 (c)	106,000
EUR	1,700,000	Credit Agricole S.A. 4.13%, 11/09/15 (c)	1,729,245
	450,000	Europcar Groupe S.A. 11.50%, 05/15/17 Reg S	574,363
		Lafarge S.A.
	1,260,000	6.63%, 11/29/18	1,778,101
	2,000,000	8.88%, 11/24/16	3,093,723
	1,150,000	Peugeot S.A. 6.88%, 03/30/16 Reg S	1,514,156
	815,000	Renault S.A. 4.63%, 05/25/16 Reg S	1,083,903
	140,000	6.00%, 10/13/14	192,192
		Societe Generale S.A.
USD	450,000	8.75%, 04/07/15 (c) Reg S	459,720
EUR	1,500,000	9.38%, 09/04/19 (c)	2,026,307
		Wendel S.A.
	200,000	4.38%, 08/09/17	264,019
	2,000,000	4.88%, 05/26/16	2,699,929

			16,865,767

Germany: 3.4%
EUR	600,000	Deutsche Lufthansa A.G. 6.50%, 07/07/16	889,004
	875,000	Franz Haniel & Cie GmbH 6.25%, 02/08/18	1,242,616
	300,000	Kabel Deutschland Vertrieb und Service GmbH 6.50%, 06/30/14 (c) Reg S	416,438
	360,000	Orion Engineered Carbons Bondco GmbH 10.00%, 06/15/14 (c) Reg S	506,140
		ThyssenKrupp A.G.
	270,000	4.38%, 02/28/17	371,118
	300,000	8.00%, 06/18/14	426,260
USD	400,000	Unitymedia Hessen GmbH & Co KG / Unitymedia NRW GmbH 8.13%, 12/03/12 (c) 144A	434,000
EUR	1,085,000	Unitymedia KabelBW GmbH 9.63%, 12/01/14 (c) Reg S	1,574,656

			5,860,232

India: 0.3%
USD	510,000	ICICI Bank Ltd. 6.38%, 04/30/17 (c) Reg S	517,650

Indonesia: 0.5%
USD	975,000	Berau Coal Energy Tbk PT 7.25%, 03/13/15 (c) 144A	916,500

Ireland: 4.2%
USD	2,000,000	Alfa Bank OJSC Via Alfa Bond Issuance Plc 7.75%, 04/28/21 144A	2,187,600
EUR	430,000	Ardagh Glass Finance Plc 8.75%, 02/01/15 (c) Reg S	572,517
	1,500,000	Ardagh Packaging Finance Plc 7.38%, 10/15/14 (c) Reg S	2,070,041
USD	694,880	AWAS Aviation Capital Ltd. 7.00%, 10/18/13 (c) 144A	743,522
	100,000	Gazprombank OJSC Via GPB Eurobond Finance Plc 7.25%, 05/03/19 Reg S	106,165
EUR	850,000	Nara Cable Funding Ltd. 8.88%, 12/01/13 (c) Reg S	1,043,605
	400,000	Smurfit Kappa Acquisitions 5.13%, 06/15/18 (c) Reg S	534,518

			7,257,968

Israel: 0.7%
		Israel Electric Corp. Ltd.
USD	300,000	7.25%, 01/15/19 (c) Reg S	332,836
	750,000	9.38%, 01/28/20 144A	915,310

			1,248,146

Italy: 3.7%
		Banca Monte dei Paschi di Siena SpA
EUR	400,000	4.88%, 05/31/16	493,624
GBP	800,000	5.75%, 09/30/16	989,213
	515,000	Banco Popolare S.C. 6.00%, 11/05/20	645,748
	2,000,000	Edison SpA 3.88%, 11/10/17 Reg S	2,777,236
		Intesa Sanpaolo SpA
	500,000	8.05%, 06/20/18 (c)	567,398
	650,000	8.38%, 10/14/19 (c)	792,618

			6,265,837

Kazakhstan: 0.9%
USD	600,000	Halyk Savings Bank of Kazakhstan JSC 7.25%, 05/03/17 Reg S	637,500
EUR	790,000	Kazkommertsbank JSC 6.88%, 02/13/17	867,571

			1,505,071

See Notes to Financial Statements

Principal Amount			Value

Luxembourg: 10.5%
USD	800,000	ALROSA Finance S.A. 7.75%, 11/03/20 144A	$919,040
EUR	250,000	Beverage Packaging Holdings Luxembourg II S.A. 8.00%, 12/03/12 (c) Reg S	327,190
	850,000	Codere Finance Luxembourg S.A. 8.25%, 06/15/13 (c) Reg S	903,173
USD	2,000,000	Evraz Group S.A. 8.25%, 11/10/15 (c) 144A	2,178,900
	200,000	Expro Finance Luxembourg S.C.A. 8.50%, 12/15/13 (c) 144A	206,000
		Fiat Finance & Trade S.A.
EUR	2,000,000	6.88%, 02/13/15	2,708,222
	1,150,000	7.00%, 03/23/17 Reg S	1,496,175
		Fiat Industrial Finance Europe S.A.
	345,000	5.25%, 03/11/15 Reg S	467,249
	350,000	6.25%, 03/09/18 Reg S	484,751
	360,000	Ineos Group Holdings Ltd. 7.88%, 12/03/12 (c) Reg S	447,245
USD	1,130,000	Ineos Group Holdings S.A. 8.50%, 12/03/12 (c) 144A	1,096,100
	350,000	Intelsat Jackson Holdings S.A. 7.25%, 10/15/15 (c) 144A	372,750
	945,000	International Automotive Components Group S.A. 9.13%, 06/01/15 (c) 144A	915,469
	750,000	MOL Group Finance S.A. 6.25%, 09/26/19 Reg S	762,187
	675,000	Severstal OAO Via Steel Capital S.A. 9.25%, 04/19/14 144A	743,175
EUR	300,000	Sunrise Communications Holdings S.A. 8.50%, 12/31/14 (c) Reg S	421,938
	400,000	Telenet Finance Luxembourg S.C.A. 6.38%, 11/15/15 (c) Reg S	540,349
USD	300,000	Virgolino de Oliveira Finance Ltd. 11.75%, 02/09/17 (c) Reg S	295,500
		Wind Acquisition Finance S.A.
	700,000	7.25%, 11/15/13 (c) 144A	686,000
	100,000	11.75%, 07/15/13 (c) Reg S	98,000
EUR	700,000	11.75%, 07/15/13 (c) Reg S	884,384
USD	1,000,000	11.75%, 07/15/13 (c) 144A	980,000

			17,933,797

Mexico: 2.2%
USD	150,000	Axtel S.A.B. de C.V. 9.00%, 09/22/14 (c) Reg S	85,500
		Cemex S.A.B. de C.V.
	200,000	9.00%, 01/11/15 (c) Reg S	208,500
	1,100,000	9.00%, 01/11/15 (c) 144A	1,146,750
	260,000	9.50%, 06/15/16 (c) 144A	275,636
	100,000	Corp GEO S.A.B. de C.V. 9.25%, 06/30/15 (c) Reg S	107,000
		Empresas ICA S.A.B. de C.V.
	450,000	8.90%, 02/04/16 (c) Reg S	490,500
	480,000	8.90%, 02/04/16 (c) 144A	523,200
	1,060,000	Urbi Desarrollos Urbanos S.A.B. de C.V. 9.75%, 02/03/17 (c) Reg S	988,450

			3,825,536

Netherlands: 11.8%
EUR	300,000	ABN Amro Bank N.V. 4.31%, 03/10/16 (c)	293,518
		Conti-Gummi Finance B.V.
	580,000	6.50%, 10/05/13 (c) Reg S	804,023
	600,000	7.50%, 09/15/13 (c) Reg S	836,180
		EDP Finance B.V.
	1,275,000	4.63%, 06/13/16	1,649,241
	400,000	4.75%, 09/26/16	517,524
USD	200,000	GT 2005 Bonds B.V. 8.00%, 12/03/12 (c) †	200,500
EUR	1,810,000	HeidelbergCement Finance B.V. 8.00%, 01/31/17 Reg S	2,733,538
USD	500,000	InterGen N.V. 9.00%, 12/03/12 (c) 144A	476,250
		Majapahit Holding B.V.
	730,000	7.25%, 06/28/17 Reg S	872,350
	1,000,000	7.75%, 01/20/20 144A	1,262,500
	800,000	Marfrig Holding Europe B.V. 8.38%, 05/09/18 Reg S	696,000
	350,000	Metinvest B.V. 10.25%, 05/20/15 Reg S	358,190
	350,000	NXP BV / NXP Funding LLC 9.75%, 08/01/14 (c) 144A	410,375
		Portugal Telecom International Finance B.V.
EUR	700,000	5.00%, 11/04/19	872,392
	1,075,000	5.63%, 02/08/16	1,439,929
	400,000	Refresco Group B.V. 7.38%, 05/15/14 (c) Reg S	513,137
	830,000	Schaeffler Finance B.V. 8.75%, 02/15/15 (c) Reg S	1,215,320
USD	500,000	Sensata Technologies B.V. 6.50%, 05/15/15 (c) 144A	530,000
EUR	770,000	ThyssenKrupp Finance Nederland B.V. 8.50%, 02/25/16	1,163,845
	250,000	UPC Holding B.V. 8.00%, 12/03/12 (c) Reg S	335,288
USD	2,100,000	VimpelCom Holdings B.V. 6.25%, 03/01/17 Reg S	2,201,472
EUR	600,000	Ziggo Bond Co. B.V. 8.00%, 05/15/14 (c) Reg S	856,200

			20,237,772

Norway: 1.4%
		Eksportfinans ASA
USD	150,000	1.88%, 04/02/13	149,640
	200,000	2.00%, 09/15/15	190,130
	1,000,000	2.38%, 05/25/16	943,291
	1,000,000	3.00%, 11/17/14	992,985
	100,000	5.50%, 06/26/17	104,356

			2,380,402

Peru: 1.0%
USD	1,015,000	Corp Azucarera del Peru S.A. 6.38%, 08/02/17 (c) 144A	1,106,350
	615,000	Maestro Peru S.A. 6.75%, 09/26/16 (c) 144A	650,362

			1,756,712

See Notes to Financial Statements

INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount			Value

Portugal: 1.0%
EUR	850,000	Banco Espirito Santo S.A. 5.63%, 06/05/14	$1,106,634
	400,000	Caixa Geral de Depositos S.A. 5.13%, 02/19/14	525,665

			1,632,299

Russia: 0.2%
USD	300,000	Alfa MTN Invest Ltd. 9.25%, 06/24/13 (p) Reg S	313,164

Spain: 0.8%
USD	400,000	Abengoa Finance SAU 8.88%, 11/01/17 (c) Reg S	370,000
EUR	400,000	BBVA International Preferred SAU 8.50%, 10/21/14 (c)	487,221
	400,000	Obrascon Huarte Lain S.A. 8.75%, 03/15/15 (c)	549,419

			1,406,640

Sweden: 0.7%
		Eileme 2 AB
USD	100,000	11.63%, 01/31/16 (c) Reg S	113,375
	250,000	11.63%, 01/31/16 (c) 144A	283,438
EUR	400,000	11.75%, 01/31/16 (c) Reg S	583,628
EUR	167,000	TVN Finance Corp II AB 10.75%, 11/15/13 (c) Reg S	236,145

			1,216,586

Switzerland: 0.7%
EUR	925,000	UBS AG/Jersey 4.28%, 04/15/15 (c)	1,109,019

United Arab Emirates: 0.4%
		Dubai Electricity & Water Authority
USD	150,000	6.38%, 10/21/16 Reg S	169,500
	420,000	6.38%, 10/21/16 144A	474,600

			644,100

United Kingdom: 8.3%
USD	200,000	Afren Plc 10.25%, 04/08/16 (c) 144A	230,500
		Barclays Bank Plc
EUR	970,000	4.75%, 03/15/20 (c)	817,002
	400,000	4.88%, 12/15/14 (c)	353,422
USD	400,000	CEVA Group Plc 8.38%, 12/01/13 (c) 144A	389,000
GBP	570,000	Enterprise Inns Plc 6.50%, 12/06/18	824,164
	1,355,000	HBOS Capital Funding LP 6.46%, 11/30/18 (c)	1,724,619
USD	400,000	HBOS Plc 6.75%, 05/21/18 Reg S	426,000
EUR	150,000	Ineos Finance Plc 9.25%, 05/15/13 (c) Reg S	209,434
		Jaguar Land Rover Plc
GBP	200,000	8.13%, 05/15/14 (c) Reg S	350,806
	1,000,000	8.25%, 03/15/16 (c) Reg S	1,756,045
EUR	400,000	Kerling Plc 10.63%, 02/01/14 (c) Reg S	483,333
		Lloyds TSB Bank Plc
GBP	100,000	10.75%, 12/16/16 (c) Reg S	187,083
USD	1,250,000	12.00%, 12/16/24 (c) 144A	1,397,177
USD	110,000	National Westminster Bank Plc 7.88%, 09/09/15	193,102
EUR	600,000	OTE Plc 7.25%, 04/08/14	714,193
		Royal Bank of Scotland Group Plc
	600,000	4.63%, 09/22/16 (c)	719,772
USD	500,000	5.05%, 01/08/15	517,852
	1,200,000	7.64%, 09/29/17 (c)	1,017,000
USD	1,530,000	Vedanta Resources Plc 8.75%, 01/15/14 (c) Reg S	1,614,150
	400,000	West China Cement Ltd. 7.50%, 01/25/14 (c) † Reg S	361,000

			14,285,654

United States: 4.5%
USD	785,000	Calfrac Holdings LP 7.50%, 12/01/15 (c) 144A	781,075
		Cemex Finance LLC
	100,000	9.50%, 12/14/13 (c) † Reg S	106,625
	1,000,000	9.50%, 12/14/13 (c) 144A	1,066,250
	1,200,000	Fresenius Medical Care US Finance II, Inc. 5.88%, 01/31/22 (c) 144A	1,282,500
	450,000	Fresenius Medical Care US Finance, Inc. 5.75%, 02/15/21 (c) 144A	478,125
	590,000	Grifols, Inc. 8.25%, 02/01/14 (c)	657,850
		JBS USA LLC / JBS USA Finance, Inc.
	550,000	7.25%, 06/01/15 (c) Reg S	540,650
	560,000	7.25%, 06/01/15 (c) 144A	550,480
	585,000	Nielsen Finance LLC / Nielsen Finance Co. 7.75%, 10/15/14 (c)	661,050
	450,000	RBS Capital Trust II 6.43%, 01/03/34 (c)	382,500
		Valeant Pharmaceuticals International
	900,000	6.88%, 12/01/14 (c) 144A	964,125
	200,000	7.00%, 10/01/15 (c) 144A	216,250

			7,687,480

Venezuela: 3.5%
USD	870,000	CA La Electricidad de Caracas 8.50%, 04/10/18 (c)	687,300
		Petroleos de Venezuela S.A.
	2,150,000	5.38%, 04/12/27 (c) Reg S	1,354,500
	650,000	5.50%, 04/12/37 (c) Reg S	401,375
	200,000	8.50%, 11/02/17 (c) Reg S	180,000
	1,000,000	8.50%, 11/02/17 (c) 144A	900,000
	100,000	9.00%, 11/17/21 (c) Reg S	83,250
	1,500,000	12.75%, 02/17/22 (c) 144A	1,545,000
	750,000	12.75%, 02/17/22 (c) Reg S	772,500

			5,923,925

Total Corporate Bonds
(Cost: $159,746,546)			159,571,476

See Notes to Financial Statements

Number of Shares		Value

MONEY MARKET FUND: 4.6%
(Cost: $7,831,352)
7,831,352	Dreyfus Government Cash Management Fund	$7,831,352

Total Investments Before Collateral for Securities Loaned: 97.7%
(Cost: $167,577,898)		167,402,828

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 0.6%
(Cost: $1,110,760)
1,110,760	Bank of New York Overnight Government Fund	1,110,760

Total Investments: 98.3%
(Cost: $168,688,658)		168,513,588
Other assets less liabilities: 1.7%		2,868,052

NET ASSETS: 100.0%		$171,381,640

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
†	Security fully or partially on loan. Total market value of securities on loan is $1,090,173.
Reg S

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $43,600,819, or 25.4% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Basic Materials	11.2%	$18,689,076
Communications	13.5	22,551,184
Consumer, Cyclical	10.5	17,530,994
Consumer, Non-cyclical	5.8	9,727,182
Diversified	4.7	7,835,357
Energy	7.7	12,980,164
Financial	23.6	39,443,918
Industrial	12.0	20,148,954
Technology	0.3	530,000
Utilities	6.0	10,134,647
Money Market Fund	4.7	7,831,352

	100.0%	$167,402,828

The summary of inputs used to value the Fund’s investments as of October 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Corporate Bonds*	$—	$159,571,476	$—	$159,571,476
Money Market Funds	8,942,112	—	—	8,942,112

Total	$8,942,112	$159,571,476	$—	$168,513,588

*	See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS
October 31, 2012 (unaudited)

Principal Amount		Value

FLOATING RATE NOTES: 86.7%
Australia: 8.1%
$300,000	Australia Commonwealth Bank 1.12%, 03/17/14 144A	$301,908
300,000	National Australia Bank Ltd. 1.07%, 04/11/14 144A	301,892

		603,800

Denmark: 4.0%
300,000	Danske Bank A/S 1.39%, 04/14/14 144A	297,113

Sweden: 4.8%
350,000	Nordea Bank A.B. 1.24%, 01/14/14 144A	351,866

Switzerland: 13.6%
1,000,000	Credit Suisse 1.30%, 01/14/14	1,008,067

United States: 56.2%
350,000	BlackRock, Inc. 0.73%, 05/24/13	350,870
1,051,000	Citigroup, Inc. 2.13%, 05/15/18	1,046,931
500,000	Coca-Cola Enterprises, Inc. 0.73%, 02/18/14	501,315
282,000	General Electric Capital Corp. 0.82%, 05/05/26	245,661
	Goldman Sachs Group, Inc.
125,000	0.84%, 01/12/15	123,491
100,000	0.96%, 09/29/14	99,430
100,000	1.44%, 02/07/14	100,406
500,000	Hewlett-Packard Co. 1.93%, 09/19/14	504,531
125,000	HSBC Finance Corp. 0.59%, 01/15/14	124,465
500,000	JPMorgan Chase Bank, NA 0.73%, 06/13/16	484,418
	Morgan Stanley
300,000	0.82%, 10/15/15	289,443
50,000	1.92%, 01/24/14	50,344
250,000	Wells Fargo & Co. 0.51%, 10/28/15	247,606

		4,168,911

Total Floating Rate Notes
(Cost: $6,435,479)		6,429,757

Number of Shares

MONEY MARKET FUND: 14.0%
(Cost: $1,041,521)
1,041,521	Dreyfus Government Cash Management Fund	1,041,521

Total Investments: 100.7%
(Cost: $7,477,000)		7,471,278
Liabilities in excess of other assets: (0.7)%		(52,425)

NET ASSETS: 100.0%		$7,418,853

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $1,252,779, or 16.9% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value

Consumer, Non-cyclical	6.7%	$501,315
Financial	72.6	5,423,911
Money Market Fund	13.9	1,041,521
Technology	6.8	504,531

	100.0%	$7,471,278

The summary of inputs used to value the Fund’s investments as of October 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Floating Rate Notes*	$—	$6,429,757	$—	$6,429,757
Money Market Fund	1,041,521	—	—	1,041,521

Total	$1,041,521	$6,429,757	$—	$7,471,278

*	See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

LATAM AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS
October 31, 2012 (unaudited)

Principal Amount			Value

CORPORATE BONDS: 95.5%
Argentina: 1.1%
USD	249,000	Argentine Republic Government International Bond 2.50%, 12/31/38	$81,547

Brazil: 21.5%
USD	138,000	Banco BMG S.A. 9.95%, 11/05/19 Reg S	131,100
	145,000	Banco do Brasil S.A. (Cayman) 5.38%, 01/15/21 Reg S	156,237
	142,000	Banco Santander Brasil S.A. 4.50%, 04/06/15 144A	147,325
		Brazil Notas do Tesouro Nacional, Series F
BRL	320,000	10.00%, 01/01/13	158,405
	522,000	10.00%, 01/01/14	264,297
	522,000	10.00%, 01/01/17	270,713
	240,000	10.00%, 01/01/21	124,683
EUR	100,000	Vale S.A. 4.38%, 03/24/18	142,839
	175,000	Votorantim Cimentos S.A. 5.25%, 04/28/17 Reg S	245,538

			1,641,137

Cayman Islands: 4.9%
USD	290,000	Petrobras International Finance Co. 6.75%, 01/27/41 (c)	372,249

Chile: 4.2%
USD	146,000	Chilean Government International Bond 3.88%, 08/05/20	166,440
	117,000	Corp. Nacional del Cobre de Chile 7.50%, 01/15/19 144A	152,628

			319,068

Colombia: 8.3%
		Colombian Government International Bonds
COP	385,000,000	7.75%, 04/14/21	266,403
	550,000,000	12.00%, 10/22/15	372,243

			638,646

Costa Rica: 1.8%
USD	104,000	Costa Rican Government International Bond 10.00%, 08/01/20 Reg S	141,180

Dominican Republic: 2.1%
USD	139,000	Dominican Republic International Bond 7.50%, 05/06/21 † Reg S	164,367

Mexico: 28.4%
USD	145,000	America Movil S.A.B. de C.V. 5.63%, 11/15/17 (c)	176,131
	435,000	Axtel S.A.B. de C.V. 7.63%, 12/03/12 (c) Reg S	247,950
	235,000	Banco Mercantil del Norte S.A. 4.38%, 07/19/15 Reg S	249,687
	200,000	BBVA Bancomer S.A. 6.50%, 03/10/21 (c) Reg S	229,250
	135,000	Cemex S.A.B. de C.V. 9.00%, 01/11/15 (c) † 144A	140,737
		Mexican Bonds
MXN	2,173,000	6.00%, 06/18/15	170,177
	4,483,000	6.50%, 06/10/21	366,776
	4,500,000	7.75%, 12/14/17	384,171
	2,237,000	8.00%, 12/07/23	204,696

			2,169,575

Panama: 2.2%
USD	118,000	Panama Government International Bond 7.13%, 01/29/26	169,920

Peru: 4.0%
USD	150,000	Banco de Credito del Peru 5.38%, 09/16/20 (c) Reg S	167,250
	115,000	Peruvian Government Bond 9.88%, 02/06/15	138,000

			305,250

United States: 6.7%
USD	129,000	Gerdau Holdings, Inc. 7.00%, 01/20/20 Reg S	152,349
	290,000	Pemex Project Funding Master Trust 6.63%, 06/15/38 (c)	363,950

			516,299

Venezuela: 10.3%
USD	579,000	Petroleos de Venezuela S.A. 5.38%, 04/12/27 (c) Reg S	364,770
		Venezuela Government International Bonds
	300,000	9.25%, 09/15/27	272,250
	145,000	10.75%, 09/19/13	149,350

			786,370

Total Corporate Bonds
(Cost: $7,266,415)			7,305,608

Number of Shares

MONEY MARKET FUND: 0.8%
(Cost: $59,419)
	59,419	Dreyfus Government Cash Management Fund	59,419

Total Investments Before Collateral for Securities Loaned: 96.3%
(Cost: $7,325,834)			7,365,027

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 3.5%
(Cost: $270,150)
	270,150	Bank of New York Overnight Government Fund	270,150

Total Investments: 99.8%
(Cost: $7,595,984)			7,635,177
Other assets less liabilities: 0.2%			14,891

NET ASSETS: 100.0%			$7,650,068

See Notes to Financial Statements

LATAM AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS
(continued)

BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
MXN	Mexican Peso
USD	United States Dollar
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
†	Security fully or partially on loan. Total market value of securities on loan is $264,321.
Reg S

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $440,690, or 5.8% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Basic Materials	6.1%	$447,816
Communications	5.8	424,081
Diversified	3.3	245,538
Energy	14.9	1,100,969
Financial	14.7	1,080,849
Government	52.5	3,865,618
Industrial	1.9	140,737
Money Market Fund	0.8	59,419

	100.0%	$7,365,027

The summary of inputs used to value the Fund’s investments as of October 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Corporate Bonds*	$—	$7,305,608	$—	$7,305,608
Money Market Funds	329,569	—	—	329,569

Total	$329,569	$7,305,608	$—	$7,635,177

*	See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

MORTGAGE REIT INCOME ETF

SCHEDULE OF INVESTMENTS
October 31, 2012 (unaudited)

Number of Shares		Value

REAL ESTATE INVESTMENT TRUSTS: 100.0%
United States: 100.0%
390,414	American Capital Agency Corp.	$12,891,470
1,054,003	Annaly Capital Management, Inc.	17,011,608
321,870	Anworth Mortgage Asset Corp.	1,976,282
41,321	Apollo Commercial Real Estate Finance, Inc.	698,738
562,756	ARMOUR Residential REIT, Inc.	4,051,843
225,834	Capstead Mortgage Corp.	2,782,275
1,553,300	Chimera Investment Corp.	4,147,311
94,360	Colony Financial, Inc.	1,888,144
178,993	CreXus Investment Corp.	2,013,671
288,318	CYS Investments, Inc.	3,869,228
118,105	Dynex Capital, Inc.	1,171,602
159,684	Hatteras Financial Corp.	4,354,583
200,834	Invesco Mortgage Capital, Inc.	4,303,873
171,877	iStar Financial, Inc. *	1,500,486
559,465	MFA Financial, Inc.	4,570,829
390,813	Newcastle Investment Corp.	3,380,532
308,284	NorthStar Realty Finance Corp.	2,025,426
130,713	PennyMac Mortgage Investment Trust	3,325,339
114,237	RAIT Financial Trust †	637,442
181,442	Redwood Trust, Inc.	2,828,681
217,907	Resource Capital Corp.	1,276,935
175,468	Starwood Property Trust, Inc.	4,021,727
393,038	Two Harbors Investment Corp.	4,688,943
67,992	Winthrop Realty Trust	743,832

Total Real Estate Investment Trusts
(Cost: $89,427,726)		90,160,800

MONEY MARKET FUND: 1.2%
(Cost: $1,090,264)
1,090,264	Dreyfus Government Cash Management Fund	$1,090,264

Total Investments Before Collateral for Securities Loaned: 101.2%
(Cost: $90,517,990)		91,251,064

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 0.6%
(Cost: $550,719)
550,719	Bank of New York Overnight Government Fund	550,719

Total Investments: 101.8%
(Cost: $91,068,709)		91,801,783
Liabilities in excess of other assets: (1.8)%		(1,619,815)

NET ASSETS: 100.0%		$90,181,968

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $521,812.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Financial	98.8%	$90,160,800
Money Market Fund	1.2	1,090,264

	100.0%	$91,251,064

The summary of inputs used to value the Fund’s investments as of October 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Real Estate Investment Trusts*	$90,160,800	$—	$—	$90,160,800
Money Market Funds	1,640,983	—	—	1,640,983

Total	$91,801,783	$—	$—	$91,801,783

*	See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

PREFERRED SECURITIES EX FINANCIALS ETF

SCHEDULE OF INVESTMENTS
October 31, 2012 (unaudited)

Principal Amount		Value

PREFERRED STOCKS: 99.8%
Basic Materials: 1.8%
$38,488	AngloGold Ashanti Holdings Finance Plc 6.00%, 09/15/13	$1,556,070

Communications: 8.4%
	Qwest Corp.
51,213	7.00%, 04/01/17 (c)	1,363,802
39,017	7.00%, 07/01/17 (c)	1,029,659
64,508	7.38%, 06/01/16 (c)	1,757,198
56,093	7.50%, 09/15/16 (c)	1,538,070
29,270	Telephone & Data Systems, Inc. 7.00%, 03/15/16 (c)	824,243
33,356	United States Cellular Corp. 6.95%, 05/15/16 (c)	927,630

		7,440,602

Consumer, Cyclical: 14.1%
57,822	Ford Motor Co. 7.50%, 11/05/12 (c)	1,607,452
243,871	General Motors Co. 4.75%, 12/01/13	9,906,040
24,388	The Goodyear Tire & Rubber Co. 5.88%, 04/01/14	1,025,515

		12,539,007

Consumer, Non-cyclical: 0.5%
26,438	National Healthcare Corp. 0.80%, 11/01/15 (c)	408,996

Energy: 4.5%
61,697	Apache Corp. 6.00%, 08/01/13 (c)	2,878,782
44,868	Nexen, Inc. 7.35%, 11/05/12 (c)	1,143,237

		4,022,019

Financial: 38.0%
	Annaly Capital Management, Inc. (REIT)
44,868	7.50%, 09/13/17 (c)	1,141,891
29,270	7.63%, 05/16/17 (c)	748,727
39,017	Axis Capital Holdings Ltd. 6.88%, 04/15/17 (c)	1,047,606
40,034	Capstead Mortgage Corp. 1.26%, 11/05/12 (c)	598,108
44,260	CBL & Associates Properties, Inc. 7.38%, 11/05/12 (c)	1,127,745
24,580	Colony Financial, Inc. (REIT) 8.50%, 03/20/17 (c)	642,275
	CommonWealth (REIT)
37,022	6.50%, 12/31/49 ^	891,490
26,823	7.25%, 05/15/16 (c)	706,250
28,039	Digital Realty Trust, Inc. (REIT) 7.00%, 09/15/16 (c)	771,073
31,211	Everest Re Capital Trust II 6.20%, 11/05/12 (c)	788,078
31,418	FelCor Lodging Trust, Inc. 1.95%, 12/31/49 ^	780,423
28,039	Hatteras Financial Corp. 7.63%, 08/27/17 (c)	711,069
	Health Care REIT, Inc.
28,039	6.50%, 03/07/17 (c)	763,502
35,057	6.50%, 12/31/49 ^	1,973,709
28,284	Hospitality Properties Trust 7.13%, 01/15/17 (c)	771,870
39,017	Kimco Realty Corp. 6.00%, 03/20/17 (c)	1,004,298
28,039	National Retail Properties, Inc. 6.63%, 02/23/17 (c)	734,902
30,293	NorthStar Realty Finance Corp. (REIT) 8.25%, 11/05/12 (c)	731,576
	PartnerRe Ltd.
28,284	6.75%, 11/05/12 (c)	726,899
36,454	7.25%, 06/01/16 (c)	1,015,608
34,135	PS Business Parks, Inc. (REIT) 6.00%, 05/14/17 (c)	884,096
	Public Storage
43,899	5.38%, 09/20/17 (c)	1,121,180
28,039	5.63%, 06/15/17 (c)	731,538
45,115	5.75%, 03/13/17 (c)	1,206,375
44,868	5.90%, 01/12/17 (c)	1,210,987
47,550	6.35%, 07/26/16 (c)	1,313,331
36,585	6.50%, 04/14/16 (c)	1,034,258
39,872	Realty Income Corp. 6.63%, 02/15/17 (c)	1,083,721
24,388	Regency Centers Corp. 6.63%, 02/15/17 (c)	658,476
39,017	Reinsurance Group of America, Inc. 6.20%, 09/15/22 (c)	1,065,944
	RenaissanceRe Holdings Ltd.
24,388	6.08%, 11/05/12 (c)	615,553
29,270	6.60%, 11/05/12 (c)	743,165
34,135	Senior Housing Properties Trust 5.63%, 08/01/17 (c)	838,697
44,868	Vornado Realty LP (REIT) 7.88%, 10/01/14 (c)	1,251,369
	Vornado Realty Trust (REIT)
29,270	5.70%, 07/18/17 (c)	745,214
26,346	6.63%, 11/05/12 (c)	668,925
34,135	Weingarten Realty Investors 6.50%, 11/05/12 (c)	867,029

		27,714,104

Government: 1.8%
	Tennessee Valley Authority
32,219	4.06%, 06/01/13 (p)	873,779
26,697	4.15%, 05/01/13 (p)	724,023

		1,597,802

Industrial: 6.6%
34,135	Seaspan Corp. 9.50%, 01/30/16 (c)	952,025
73,164	Stanley Black & Decker, Inc. 5.75%, 07/25/17 (c)	1,935,188
53,649	United Technologies Corp 7.50%, 08/01/15 (c)	2,917,433

		5,804,646

Utilities: 24.1%
25,244	AES Trust III 6.75%, 11/05/12 (c)	1,254,879
30,733	American Electric Power Co., Inc 8.75%, 03/01/13 (c)	832,557
24,388	BGE Capital Trust II 6.20%, 11/05/12 (c)	631,649
43,899	Constellation Energy Group, Inc. 8.63%, 06/15/13 (c)	1,154,105

See Notes to Financial Statements

Principal Amount		Value

Utilities: (continued)
$66,826	Dominion Resources, Inc., (Virginia) 8.38%, 06/15/14 (c)	$1,871,128
27,315	DTE Energy Co. 6.50%, 12/01/16 (c)	777,931
29,270	FPC Capital I 7.10%, 11/05/12 (c)	758,093
29,270	FPL Group Capital Trust I 5.88%, 11/05/12 (c)
	NextEra Energy Capital Holdings, Inc.	1,030,965
34,135	5.63%, 06/15/17 (c)	904,236
39,017	5.70%, 03/01/17 (c)	1,037,462
31,703	5.89%, 09/01/15 (c)	1,648,873
34,135	6.60%, 12/06/12 (c)	904,577
36,585	8.75%, 03/01/14 (c)	770,972
	PPL Corp.
47,679	8.75%, 05/01/14 (c)	2,582,771
56,093	9.50%, 07/01/13 (c)	3,047,533
46,331	SCE Trust I 5.63%, 06/15/17 (c)	1,210,166
39,017	Xcel Energy, Inc. 7.60%, 01/16/13 (c)	997,665

		21,415,562

Total Preferred Stocks
(Cost: $87,893,765)		88,501,661

Number of Shares

MONEY MARKET FUND: 0.0%
(Cost: $18,496)
18,496	Dreyfus Government Cash Management Fund	$18,496

Total Investments: 99.8%
(Cost: $87,912,261)		88,520,157
Other assets less liabilities: 0.2%		184,704

NET ASSETS: 100.0%		$88,704,861

REIT	Real Estate Investment Trust
^	Security is convertible through date shown.
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer.
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor.

The summary of inputs used to value the Fund’s investments as of October 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Preferred Stocks*	$88,501,661	$—	$—	$88,501,661
Money Market Fund	18,496	—	—	18,496

Total	$88,520,157	$—	$—	$88,520,157

* See Schedule of Investments for security type and industry sector breakouts.

See Notes to Financial Statements

RENMINBI BOND ETF

SCHEDULE OF INVESTMENTS
October 31, 2012 (unaudited)

Principal Amount			Value

CORPORATE BONDS: 12.4%
United States: 12.4%
CNY		Caterpillar Financial Services Corp.
	1,000,000	1.35%, 07/12/13 Reg S	$158,266
	2,500,000	2.00%, 12/01/12 Reg S	400,548
	500,000	McDonald’s Corp. 3.00%, 09/16/13	80,527

Total Corporate Bonds (Cost: $624,895)			639,341

FOREIGN DEBT OBLIGATIONS: 71.5%
Australia: 1.6%
	500,000	Australia and New Zealand Banking Group Ltd. 1.45%, 12/24/12	79,916

British Virgin Islands: 6.0%
	1,000,000	Right Century Ltd. 1.85%, 06/03/14	155,423
	1,000,000	Sinochem Offshore Capital Co. Ltd. 1.80%, 01/18/14	157,084

			312,507

Cayman Islands: 3.1%
	1,000,000	MTR Corporation Cayman Islands Ltd. 0.63%, 06/17/13	158,211

China / Hong Kong: 38.0%
	1,500,000	Bank of Communications Co. Ltd. 1.00%, 03/04/13	238,459
	1,670,000	China Development Bank Corp. 2.70%, 11/11/13	267,211
		China Government Bonds
	1,000,000	1.80%, 12/01/15	156,707
	500,000	2.48%, 12/01/20	76,790
	1,750,000	China Power International Development Ltd. 3.20%, 12/23/15	267,038
	500,000	China Resources Power Holdings Co. Ltd. 2.90%, 11/12/13	79,825
	1,700,000	Export-Import Bank of China 1.95%, 12/02/12	272,202
	1,000,000	Hai Chao Trading Co. Ltd. 2.00%, 08/04/14 Reg S	153,242
	3,000,000	HKCG Finance Ltd. 1.40%, 04/11/16	451,833

			1,963,307

Germany: 9.2%
CNY	3,000,000	BSH Bosch und Siemens Hausgeraete GmbH 2.38%, 09/29/14 Reg S	474,495

Japan: 1.5%
	500,000	Mitsubishi UFJ Lease & Finance Co. Ltd. 1.65%, 04/08/13	79,522

Luxembourg: 3.1%
	1,000,000	VTB Bank OJSC Via VTB Capital S.A. 2.95%, 12/23/13 Reg S	159,003

Netherlands: 6.0%
	2,000,000	Volkswagen International Finance NV 2.15%, 05/23/16	312,212

Singapore: 3.0%
	1,000,000	Global Logistic Properties Ltd. 3.38%, 05/11/16 Reg S	157,457

Total Foreign Debt Obligations (Cost: $3,623,728)			3,696,630

Number of Shares

MONEY MARKET FUND: 8.7% (Cost: $451,612)
	451,612	Dreyfus Government Cash Management Fund	451,612

Total Investments: 92.6% (Cost: $4,700,235)			4,787,583
Other assets less liabilities: 7.4%			381,918

NET ASSETS: 100.0%			$5,169,501

See Notes to Financial Statements

CNY	Chinese Yuan
Reg S

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector (unaudited)	% of Investments	Value

Appliances	9.9%	$474,495
Auto - Cars / Light Trucks	6.5	312,212
Chemicals - Diversified	3.3	157,084
Commercial Banking Institution	10.0	477,378
Electric - Generation	7.2	346,863
Finance - Commercial	11.7	558,814
Finance - Leasing Company	1.7	79,522
Food - Miscellaneous / Diversified	3.2	155,423
Gas - Distribution	9.4	451,833
Government	4.9	233,497
Investment Companies	3.3	158,211
Real Estate Operation / Development	3.3	157,457
Retail - Restaurants	1.7	80,527
Rubber - Tires	3.2	153,242
Special Purpose Banks	11.3	539,413
Money Market Fund	9.4	451,612

	100.0%	$4,787,583

The summary of inputs used to value the Fund’s investments as of October 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Corporate Bonds*	$—	$4,102,474	$—	$4,102,474
Foreign Debt Obligations*	—	233,497	—	233,497
Money Market Fund	451,612	—	—	451,612

Total	$451,612	$4,335,971	$—	$4,787,583

*	See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2012 (unaudited)

	Emerging Markets High Yield Bond ETF	Emerging Markets Local Currency Bond ETF	Fallen Angel High Yield Bond ETF	International High Yield Bond ETF

Assets:
Investments, at value (1)(2)	$20,544,582	$897,059,443	$10,593,488	$167,402,828
Short term investment held as collateral for securities loaned (3)	109,000	11,373,387	651,730	1,110,760
Cash	65,013	408,092	—	—
Cash denominated in foreign currency (4)	—	14,418,828	—	—
Receivables:
Shares sold	—	—	—	2,436,809
Due from Adviser	2,128	—	7,835	—
Dividends and interest	374,829	15,340,541	191,114	4,302,375
Prepaid expenses	21,210	41,631	13,551	9,660

Total assets	21,116,762	938,641,922	11,457,718	175,262,432

Liabilities:
Payables:
Investment securities purchased	—	—	—	432,502
Collateral for securities loaned	109,000	11,373,387	651,730	1,110,760
Due to Adviser	—	268,612	—	9,525
Due to custodian	—	—	—	2,294,140
Deferred Trustee fees	43	7,466	—	56
Accrued expenses	19,044	3,341	37,605	33,809

Total liabilities	128,087	11,652,806	689,335	3,880,792

NET ASSETS	$20,988,675	$926,989,116	$10,768,383	$171,381,640

Shares outstanding	800,000	35,000,000	400,000	6,600,000

Net asset value, redemption and offering price per share	$26.24	$26.49	$26.92	$25.97

Net assets consist of:
Aggregate paid in capital	$20,097,007	$933,187,729	$10,005,925	$171,283,382
Net unrealized appreciation (depreciation)	752,531	(4,256,621)	648,506	(174,470)
Undistributed net investment income	129,462	4,413,811	66,062	305,016
Accumulated net realized gain (loss)	9,675	(6,355,803)	47,890	(32,288)

	$20,988,675	$926,989,116	$10,768,383	$171,381,640

(1) Value of securities on loan	$106,500	$10,675,798	$637,510	$1,090,173

(2) Cost of Investments	$19,792,052	$901,339,847	$9,944,983	$167,577,898

(3) Cost of short term investment held as collateral for securities loaned	$109,000	$11,373,387	$651,730	$1,110,760

(4) Cost of cash denominated in foreign currency	$—	$14,385,464	$—	$—

See Notes to Financial Statements

Investment Grade Floating Rate ETF	LatAm Aggregate Bond ETF	Mortgage REIT Income ETF	Preferred Securities ex Financials ETF	Renminbi Bond ETF

$7,471,278	$7,365,027	$91,251,064	$88,520,157	$4,787,583
—	270,150	550,719	—	—
—	86,398	—	—	—
—	112,606	—	—	414,145

—	—	—	3,964	—
11,004	9,600	—	—	7,415
10,641	141,100	580	213,782	29,180
2,651	2,650	3,119	7,916	2,622

7,495,574	7,987,531	91,805,482	88,745,819	5,240,945

—	—	—	—	—
—	270,150	550,719	—	—
—	—	21,690	18,173	—
—	—	1,000,000	2,954	—
113	106	305	—	—
76,608	67,207	50,800	19,831	71,444

76,721	337,463	1,623,514	40,958	71,444

$7,418,853	$7,650,068	$90,181,968	$88,704,861	$5,169,501

300,000	300,000	3,350,000	4,300,000	200,000

$24.73	$25.50	$26.92	$20.63	$25.85

$7,421,242	$7,571,752	$86,331,184	$87,757,910	$5,062,721
(5,722)	41,796	733,074	607,897	91,457
7,436	38,877	379,065	300,032	10,787
(4,103)	(2,357)	2,738,645	39,022	4,536

$7,418,853	$7,650,068	$90,181,968	$88,704,861	$5,169,501

$—	$264,321	$521,812	$—	$—

$7,477,000	$7,325,834	$90,517,990	$87,912,261	$4,700,235

$—	$270,150	$550,719	$—	$—

$—	$109,934	$—	$—	$410,454

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

STATEMENTS OF OPERATIONS
For the Period Ended October 31, 2012 (unaudited)

	Emerging Markets High Yield Bond ETF (a)	Emerging Markets Local Currency Bond ETF	Fallen Angel High Yield Bond ETF	International High Yield Bond ETF

Income:
Dividends	$765	$435	$—	$—
Interest	545,938	23,622,200	343,899	870,773
Securities lending income	293	13,446	881	394
Foreign taxes withheld	(993)	(283,999)	—	(918)

Total income	546,003	23,352,082	344,780	870,249

Expenses:
Management fees	28,738	1,366,394	20,768	53,793
Professional fees	10,101	32,545	17,972	17,933
Insurance	92	5,740	63	118
Trustees’ fees and expenses	24	3,943	28	42
Reports to shareholders	6,312	29,359	5,527	4,968
Indicative optimized portfolio value fee	6,017	12,743	8,361	8,796
Custodian fees	3,536	204,334	3,632	3,889
Registration fees	2,311	23,820	2,614	2,613
Transfer agent fees	1,138	2,995	1,215	1,213
Fund accounting fees	5,387	32,471	5,722	5,625
Interest	—	831	—	61
Other	206	1,897	213	374

Total expenses	63,862	1,717,072	66,115	99,425
Waiver of management fees	(28,738)	—	(20,768)	(45,536)
Expenses assumed by the Adviser	(6,383)	—	(24,578)	—

Net expenses	28,741	1,717,072	20,769	53,889

Net investment income	517,262	21,635,010	324,011	816,360

Net realized gain (loss) on
Investments	9,675	(4,281,430)	47,890	(22,223)
In-kind redemptions	—	(222,034)	—	—
Foreign currency transactions and foreign denominated assets and liabilities	—	(664,446)	—	(10,065)

Net realized gain (loss)	9,675	(5,167,910)	47,890	(32,288)

Change in unrealized appreciation (depreciation) on:
Investments	752,531	4,287,685	601,325	(131,696)
Foreign currency transactions and foreign denominated assets and liabilities	—	(59,191)	—	268

Change in net unrealized appreciation (depreciation)	752,531	4,228,494	601,325	(131,428)

Net Increase in Net Assets Resulting from Operations	$1,279,468	$20,695,594	$973,226	$652,644

(a)	Commencement of operations for Emerging Markets High Yield Bond ETF was May 8, 2012.
(b)	Commencement of operations for Preferred Securities ex Financials ETF was July 16, 2012.

See Notes to Financial Statements

Investment Grade Floating Rate ETF	LatAm Aggregate Bond ETF	Mortgage REIT Income ETF	Preferred Securities ex Financials ETF (b)	Renminbi Bond ETF

$—	$—	$4,024,986	$974,564	$—
46,849	233,465	—	—	60,805
53	215	6,749	—	—
—	(153)	—	(2,480)	—

46,902	233,527	4,031,735	972,084	60,805

12,913	13,213	125,338	55,609	8,991
21,115	17,932	17,946	7,367	17,935
71	69	287	—	31
32	27	227	10	22
13,876	10,140	8,113	902	1,281
11,445	11,445	7,948	3,705	11,809
2,646	5,203	2,154	2,190	7,424
4,625	3,936	3,756	4,138	2,999
1,276	1,349	1,342	736	1,314
8,884	12,300	9,037	3,620	7,082
—	—	3,999	—	—
213	265	162	200	212

77,096	75,879	180,309	78,477	59,100
(12,913)	(13,213)	(50,970)	(22,850)	(8,991)
(57,171)	(44,112)	—	—	(40,091)

7,012	18,554	129,339	55,627	10,018

39,890	214,973	3,902,396	916,457	50,787

(32)	7,610	—	(39,081)	5,477
—	—	2,797,526	78,103	—

—	(20,861)	—	—	(58)

(32)	(13,251)	2,797,526	39,022	5,419

137,857	43,348	(864,145)	607,897	40,016
—	16,335	—	—	3,995

137,857	59,683	(864,145)	607,897	44,011

$177,715	$261,405	$5,835,777	$1,563,376	$100,217

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Emerging Markets High Yield Bond ETF	Emerging Markets Local Currency Bond ETF

	For the Period May 8, 2012* through October 31, 2012	For the Six Months Ended October 31, 2012	For the Year Ended April 30, 2012

	(unaudited)	(unaudited)
Operations:
Net investment income	$517,262	$21,635,010	$29,282,203
Net realized gain (loss)	9,675	(5,167,910)	(8,363,260)
Change in net unrealized appreciation (depreciation)	752,531	4,228,494	(23,368,336)

Net increase (decrease) in net assets resulting from operations	1,279,468	20,695,594	(2,449,393)

Dividends to shareholders:
Dividends from net investment income	(387,800)	(16,470,600)	(25,202,120)

Share transactions:**
Proceeds from sale of shares	25,275,751	220,584,077	514,078,093
Cost of shares redeemed	(5,178,744)	(38,929,058)	(94,847,819)

Increase in net assets resulting from share transactions	20,097,007	181,655,019	419,230,274

Total increase in net assets	20,988,675	185,880,013	391,578,761
Net Assets, beginning of period	—	741,109,103	349,530,342

Net Assets, end of period†	$20,988,675	$926,989,116	$741,109,103

† Including undistributed (accumulated) net investment income (loss)	$129,462	$4,413,811	$(750,599)

** Shares of Common Stock Issued (no par value)
Shares sold	1,000,000	8,400,000	19,400,000
Shares redeemed	(200,000)	(1,600,000)	(3,800,000)

Net increase	800,000	6,800,000	15,600,000

*	Commencement of operations

See Notes to Financial Statements

Fallen Angel High Yield Bond ETF		International High Yield Bond ETF		Investment Grade Floating Rate ETF

For the Six Months Ended October 31, 2012	For the Period April 10, 2012* through April 30, 2012	For the Six Months Ended October 31, 2012	For the Period April 2, 2012* through April 30, 2012	For the Six Months Ended October 31, 2012	For the Year Ended April 30, 2012

(unaudited)		(unaudited)		(unaudited)

$324,011	$26,851	$816,360	$78,446	$39,890	$75,367
47,890	—	(32,288)	6,610	(32)	(144,828)
601,325	47,181	(131,428)	(43,042)	137,857	(146,123)

973,226	74,032	652,644	42,014	177,715	(215,584)

(284,800)	—	(596,400)	—	(40,950)	(67,030)

—	10,005,925	156,319,605	19,901,069	—	4,932,247
—	—	(4,937,292)	—	—	(2,332,206)

—	10,005,925	151,382,313	19,901,069	—	2,600,041

688,426	10,079,957	151,438,557	19,943,083	136,765	2,317,427
10,079,957	—	19,943,083	—	7,282,088	4,964,661

$10,768,383	$10,079,957	$171,381,640	$19,943,083	$7,418,853	$7,282,088

$66,062	$26,851	$305,016	$85,056	$7,436	$8,496

—	400,000	6,000,000	800,000	—	200,000
—	—	(200,000)	—	—	(100,000)

—	400,000	5,800,000	800,000	—	100,000

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS
(continued)

	LatAm Aggregate Bond ETF		Mortgage REIT Income ETF

	For the Six Months Ended October 31, 2012	For the Period May 11, 2011* through April 30, 2012	For the Six Months Ended October 31, 2012	For the Period August 16, 2011* through April 30, 2012

	(unaudited)		(unaudited)
Operations:
Net investment income	$214,973	$390,203	$3,902,396	$1,580,092
Net realized gain (loss)	(13,251)	(1,455)	2,797,526	(10,574)
Change in net unrealized appreciation (depreciation)	59,683	(17,887)	(864,145)	1,597,219

Net increase in net assets resulting from operations	261,405	370,861	5,835,777	3,166,737

Dividends and Distributions to shareholders:
Dividends from net investment income	(193,890)	(356,460)	(3,668,500)	(1,384,050)
Distributions from net realized capital gains	—	(3,600)	—	—

Total Dividends and Distributions	(193,890)	(360,060)	(3,668,500)	(1,384,050)

Share transactions:**
Proceeds from sale of shares	—	7,571,752	69,844,378	33,700,091
Cost of shares redeemed	—	—	(16,058,156)	(1,254,309)

Increase in net assets resulting from share transactions	—	7,571,752	53,786,222	32,445,782

Total increase in net assets	67,515	7,582,553	55,953,499	34,228,469
Net Assets, beginning of period	7,582,553	—	34,228,469	—

Net Assets, end of period†	$7,650,068	$7,582,553	$90,181,968	$34,228,469

† Including undistributed net investment income	$38,877	$17,794	$379,065	$145,169

** Shares of Common Stock Issued (no par value)
Shares sold	—	300,000	2,600,000	1,400,000
Shares redeemed	—	—	(600,000)	(50,000)

Net increase	—	300,000	2,000,000	1,350,000

*	Commencement of operations

See Notes to Financial Statements

Preferred Securities ex Financials ETF	Renminbi Bond ETF

For the Period July 16, 2012* through October 31, 2012	For the Six Months Ended October 31, 2012	For the Period October 11, 2011* through April 30, 2012

(unaudited)	(unaudited)

$916,457	$50,787	$53,448
39,022	5,419	1,109
607,897	44,011	47,446

1,563,376	100,217	102,003

(616,425)	(51,880)	(43,560)
—	—	—

(616,425)	(51,880)	(43,560)

92,873,680	—	5,062,721
(5,115,770)	—	—

87,757,910	—	5,062,721

88,704,861	48,337	5,121,164
—	5,121,164	—

$88,704,861	$5,169,501	$5,121,164

$300,032	$10,787	$11,880

4,550,000	—	200,000
(250,000)	—	—

4,300,000	—	200,000

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period:

	EMERGING MARKETS HIGH YIELD BOND ETF

	For the Period May 8, 2012 (a) through October 31, 2012

	(unaudited)
Net asset value, beginning of period	$25.03

Income from investment operations:
Net investment income	0.77
Net realized and unrealized gain on investments	1.05

Total from investment operations	1.82

Less:
Dividends from net investment income	(0.61)

Net asset value, end of period	$26.24

Total return (b)	7.36	%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$20,989
Ratio of gross expenses to average net assets	0.89	%(d)
Ratio of net expenses to average net assets	0.40	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.40	%(d)
Ratio of net investment income to average net assets	7.18	%(d)
Portfolio turnover rate	27	%(c)

	EMERGING MARKETS LOCAL CURRENCY BOND ETF

	For the Six Months Ended October 31, 2012		For the Year Ended April 30, 2012	For the Period July 22, 2010 (a) through April 30, 2011

	(unaudited)
Net asset value, beginning of period	$26.28		$27.74	$25.11

Income from investment operations:
Net investment income	0.71		1.41	0.96
Net realized and unrealized gain (loss) on investments	0.06		(1.54)	2.51

Total from investment operations	0.77		(0.13)	3.47

Less:
Dividends from net investment income	(0.56)		(1.33)	(0.84)

Net asset value, end of period	$26.49		$26.28	$27.74

Total return (b)	2.98	%(c)	(0.34)%	14.02	%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$926,989		$741,109	$349,530
Ratio of gross expenses to average net assets	0.44	%(d)	0.47%	0.49	%(d)
Ratio of net expenses to average net assets	0.44	%(d)	0.47%	0.49	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.44	%(d)	0.47%	0.48	%(d)
Ratio of net investment income to average net assets	5.53	%(d)	5.71%	5.60	%(d)
Portfolio turnover rate	6	%(c)	21%	3	%(c)

(a)	Commencement of operations
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

(c)	Not annualized
(d)	Annualized

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period:

	FALLEN ANGEL HIGH YIELD BOND ETF

	For the Six Months Ended October 31, 2012		For the Period April 10, 2012 (a) through April 30, 2012

	(unaudited)
Net asset value, beginning of period	$25.20		$25.00

Income from investment operations:
Net investment income	0.81		0.07
Net realized and unrealized gain on investments	1.62		0.13

Total from investment operations	2.43		0.20

Less:
Dividends from net investment income	(0.71)		—

Net asset value, end of period	$26.92		$25.20

Total return (b)	9.82	%(c)	0.80	%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$10,768		$10,080
Ratio of gross expenses to average net assets	1.27	%(d)	6.27	%(d)
Ratio of net expenses to average net assets	0.40	%(d)	0.40	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.40	%(d)	0.40	%(d)
Ratio of net investment income to average net assets	6.24	%(d)	4.90	%(d)
Portfolio turnover rate	19	%(c)	0	%(c)

	INTERNATIONAL HIGH YIELD BOND ETF

	For the Six Months Ended October 31, 2012		For the Period April 2, 2012 (a) through April 30, 2012

	(unaudited)
Net asset value, beginning of period	$24.93		$24.96

Income from investment operations:
Net investment income	0.69		0.10
Net realized and unrealized gain (loss) on investments	1.10		(0.13)

Total from investment operations	1.79		(0.03)

Less:
Dividends from net investment income	(0.75)		—

Net asset value, end of period	$25.97		$24.93

Total return (b)	7.24	%(c)	(0.12	)%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$171,382		$19,943
Ratio of gross expenses to average net assets	0.72	%(d)	2.85	%(d)
Ratio of net expenses to average net assets	0.40	%(d)	0.40	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.40	%(d)	0.40	%(d)
Ratio of net investment income to average net assets	5.88	%(d)	5.65	%(d)
Portfolio turnover rate	10	%(c)	0	%(c)

(a)	Commencement of operations
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

(c)	Not annualized
(d)	Annualized

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period:

	INVESTMENT GRADE FLOATING RATE ETF

	For the Six Months Ended October 31, 2012		For the Year Ended April 30, 2012	For the Period April 25, 2011 (a) through April 30, 2011

	(unaudited)
Net asset value, beginning of period	$24.27		$24.82	$24.82

Income from investment operations:
Net investment income	0.13		0.23	—	(e)
Net realized and unrealized gain (loss) on investments	0.47		(0.58)	—

Total from investment operations	0.60		(0.35)	—

Less:
Dividends from net investment income	(0.14)		(0.20)	—

Net asset value, end of period	$24.73		$24.27	$24.82

Total return (b)	2.47	%(c)	(1.40)%	0.00	%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$7,419		$7,282	$4,965
Ratio of gross expenses to average net assets	2.09	%(d)	1.92%	30.87	%(d)
Ratio of net expenses to average net assets	0.19	%(d)	0.19%	0.19	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.19	%(d)	0.19%	0.19	%(d)
Ratio of net investment income (loss) to average net assets	1.08	%(d)	0.95%	(0.15	)%(d)
Portfolio turnover rate	0	%(c)	14%	0%	(c)

	LATAM AGGREGATE BOND ETF

	For the Six Months Ended October 31, 2012			For the Period May 11, 2011 (a) through April 30, 2012

	(unaudited)
Net asset value, beginning of period	$25.28			$25.00

Income from investment operations:
Net investment income	0.72			1.30
Net realized and unrealized gain on investments	0.15			0.18

Total from investment operations	0.87			1.48

Less:
Dividends from net investment income	(0.65)			(1.19)
Distributions from net realized gains	—			(0.01)

Total Dividends and Distributions	(0.65)			(1.20)

Net asset value, end of period	$25.50			$25.28

Total return (b)	3.50	%(c)		6.05	%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$7,650			$7,583
Ratio of gross expenses to average net assets	2.01	%(d)		1.92	%(d)
Ratio of net expenses to average net assets	0.49	%(d)		0.49	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.49	%(d)		0.49	%(d)
Ratio of net investment income to average net assets	5.69	%(d)		5.44	%(d)
Portfolio turnover rate	5	%(c)		11	%(c)

(a)	Commencement of operations
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

(c)	Not annualized
(d)	Annualized
(e)	Amount represents less than $0.005 per share

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period:

	MORTGAGE REIT INCOME ETF

	For the Six Months Ended October 31, 2012		For the Period August 16, 2011 (a) through April 30, 2012

	(unaudited)
Net asset value, beginning of period	$25.35		$24.85

Income from investment operations:
Net investment income	1.36		2.07
Net realized and unrealized gain on investments	1.56		0.36

Total from investment operations	2.92		2.43

Less:
Dividends from net investment income	(1.35)		(1.93)

Net asset value, end of period	$26.92		$25.35

Total return (b)	11.62	%(c)	10.87	%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$90,182		$34,228
Ratio of gross expenses to average net assets	0.57	%(d)	1.19	%(d)
Ratio of net expenses to average net assets	0.41	%(d)	0.41	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.40	%(d)	0.40	%(d)
Ratio of net investment income to average net assets	12.39	%(d)	14.50	%(d)
Portfolio turnover rate	0	%(c)	8	%(c)

	PREFERRED SECURITIES EX FINANCIALS ETF

	For the Period July 16, 2012 (a) through October 31, 2012

	(unaudited)
Net asset value, beginning of period	$20.06

Income from investment operations:
Net investment income	0.28
Net realized and unrealized gain on investments	0.50

Total from investment operations	0.78

Less:
Dividends from net investment income	(0.21)

Net asset value, end of period	$20.63

Total return (b)	3.87	%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$88,705
Ratio of gross expenses to average net assets	0.56	%(d)
Ratio of net expenses to average net assets	0.40	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.40	%(d)
Ratio of net investment income to average net assets	6.54	%(d)
Portfolio turnover rate	4	%(c)

(a)	Commencement of operations
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

(c)	Not annualized
(d)	Annualized

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period:

	RENMINBI BOND ETF

	For the Six Months Ended October 31, 2012		For the Period October 11, 2011 (a) through April 30, 2012

	(unaudited)
Net asset value, beginning of period	$25.61		$24.93

Income from investment operations:
Net investment income	0.25		0.27
Net realized and unrealized gain on investments	0.25		0.63

Total from investment operations	0.50		0.90

Less:
Dividends from net investment income	(0.26)		(0.22)

Net asset value, end of period	$25.85		$25.61

Total return (b)	1.97	%(c)	3.61	%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$5,170		$5,121
Ratio of gross expenses to average net assets	2.30	%(d)	3.32	%(d)
Ratio of net expenses to average net assets	0.39	%(d)	0.39	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.39	%(d)	0.39	%(d)
Ratio of net investment income to average net assets	1.98	%(d)	2.01	%(d)
Portfolio turnover rate	0	%(c)	11	%(c)

(a)	Commencement of operations
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

(c)	Not annualized
(d)	Annualized

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS
October 31, 2012 (unaudited)

Note 1—Fund Organization—Market Vectors ETF Trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and as of October 31, 2012, offers fifty investment portfolios, each of which represents a separate series of the Trust.

These financial statements relate only to the following investment portfolios: Emerging Markets High Yield Bond ETF (“Emerging Markets High Yield”), Emerging Markets Local Currency Bond ETF (“Emerging Markets Local Currency”), Fallen Angel High Yield Bond ETF (“Fallen Angel”), International High Yield Bond ETF (“International High Yield”), Investment Grade Floating Rate ETF (“Investment Grade”), LatAm Aggregate Bond ETF (“LatAm”), Mortgage REIT Income ETF (“Mortgage REIT”), Preferred Securities ex Financials ETF (“Preferred Securities”) and Renminbi Bond ETF (“Renminbi”), each a “Fund” and collectively the “Funds.” Each Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the price and yield performance of its Index. The Funds (except Mortgage REIT) expect to use a sampling approach in seeking to achieve their objectives. Sampling means that Van Eck Associates Corporation (the “Adviser”) uses quantitative analysis to select bonds and other securities that represent a sample of securities in the Index in terms of key risk factors, performance attributes and other characteristics. The number of securities in each Fund will be based upon several factors, including asset size of the Fund. The Adviser generally expects each Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective. Mortgage REIT seeks to achieve its objectives through a portfolio of securities in substantially the same weighting as its index.

The Funds’ commencement of operations dates and their respective Indices are presented below:

Fund	Commencement of Operations	Index

Emerging Markets High Yield	May 8, 2012	The BofA Merrill Lynch High Yield US Emerging Markets Liquid Corporate Plus Index
Emerging Markets Local Currency	July 22, 2010	JP Morgan Government Bond Index-Emerging Markets Global Core
Fallen Angel	April 10, 2012	The BofA Merrill Lynch US Fallen Angel High Yield Index
International High Yield	April 2, 2012	The BofA Merrill Lynch Global Ex-US Issuers High Yield Constrained Index
Investment Grade	April 25, 2011	Market Vectors® Investment Grade Floating Rate Index*
LatAm	May 11, 2011	The BofA Merrill Lynch Broad Latin America Bond Index
Mortgage REIT	August 16, 2011	Market Vectors® Global Mortgage REITs Index*
Preferred Securities	July 16, 2012	Wells Fargo® Hybrid & Preferred Securities ex Financials Index
Renminbi	October 11, 2011	Market Vectors® Renminbi Bond Index*

*	Owned by Market Vectors Index Solutions GmbH, an indirect, wholly owned subsidiary of the Adviser.

Note 2–Significant Accounting Policies–The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds.

A.

Security Valuation–The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Funds’ Board of Trustees, the Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS
(continued)

securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Funds may realize upon sale of an investment may differ materially from the value presented on the Schedules of Investments. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented on the Schedules of Investments.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfer between levels of the fair value hierarchy assumes the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Fund’s investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.

Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.

Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income, if any, are declared and paid at least monthly by each Fund (except Mortgage REIT which is declared and paid quarterly). Distributions of net realized capital gains, if any, generally are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D.

Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gains and losses from foreign currency transactions. The total net realized gains or losses from fluctuations on foreign exchange rates on investments and other foreign currency denominated assets and liabilities are disclosed in Note 5 - Income Taxes.

E.

Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each Fund’s Schedule of Investments.

F.

Use of Derivative Instruments—The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instruments. The Funds had no derivative instruments outstanding during the period ended October 31, 2012.

G.

Other—Security transactions are accounted for on trade date. Transactions in certain securities may take longer than the customary settlement cycle to be completed. The counterparty is required to collateralize such trades with cash in excess of the market value of the transaction, which is held at the custodian and marked to market daily. Dividend income is recorded on the ex-dividend date. The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or an increase in realized gain. Such amounts are based upon estimates if actual amounts are not available, and actual amounts of income, realized gain and return of capital may differ from estimated amounts. Realized gains and losses are calculated on the identified cost basis. Interest income, including amortization of premiums and discounts, is accrued as earned. Interest income is generally not earned on debt securities in default or upon determination that the income is not realizable.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The Adviser has agreed, at least until September 1, 2013, for the Funds to voluntarily waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that each Fund’s total annual operating expenses does not exceed the expense caps, excluding interest expense, listed in the table below:

The current management fee/expense caps and the amounts waived/assumed by the Adviser for the period ended October 31, 2012 are as follows:

Fund	Expense Cap	Management Fee	Waiver of Management Fees	Expenses Assumed by the Adviser

Emerging Markets High Yield	0.40%	0.40%	$28,738	$6,383
Emerging Markets Local Currency	0.47 *	0.35	—	—
Fallen Angel	0.40	0.40	20,768	24,578
International High Yield	0.40	0.40	45,536	—
Investment Grade	0.19	0.35	12,913	57,171
LatAm	0.49	0.35	13,213	44,112
Mortgage REIT	0.40	0.40	50,970	—
Preferred Securities	0.40	0.40	22,850	—
Renminbi	0.39	0.35	8,991	40,091

*	The Fund expense cap prior to September 1, 2012 for Emerging Markets Local Currency was 0.49%.

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS
(continued)

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ Distributor. Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 4—Investments—For the period ended October 31, 2012, the cost of purchases and proceeds from sales of investments other than U.S. government obligations and short-term obligations (excluding in-kind transactions described in Note 6) were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold

Emerging Markets High Yield	$14,865,129	$4,217,444
Emerging Markets Local Currency	216,225,187	41,626,969
Fallen Angel	1,967,501	1,873,786
International High Yield	20,274,140	3,901,193
Investment Grade	—	450,000
LatAm	356,873	353,791
Mortgage REIT	3,886,906	—
Preferred Securities	2,153,420	2,682,224
Renminbi	—	112,134

Note 5—Income Taxes—As of October 31, 2012, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Emerging Markets High Yield	$19,901,052	$894,749	$(142,219)	$752,530
Emerging Markets Local Currency	913,760,878	23,604,241	(28,932,289)	(5,328,048)
Fallen Angel	10,596,713	691,335	(42,830)	648,505
International High Yield	168,688,658	939,253	(1,114,323)	(175,070)
Investment Grade	7,477,000	14,112	(19,834)	(5,722)
LatAm	7,595,984	435,366	(396,173)	39,193
Mortgage REIT	91,078,746	3,170,509	(2,447,472)	723,037
Preferred Securities	87,912,261	1,234,705	(626,809)	607,896
Renminbi	4,700,235	90,359	(3,011)	87,348

The tax character of dividends paid to shareholders during the year ended April 30, 2012 was as follows:

Ordinary Income April 30, 2012
Fund

Emerging Markets High Yield	$—
Emerging Markets Local Currency	25,202,120
Fallen Angel	—
International High Yield	—
Investment Grade	67,030
LatAm	360,060
Mortgage REIT	1,384,050
Preferred Securities	—
Renminbi	43,560

The tax character of current year distributions will be determined at the end of the current fiscal year.

On December 22, 2010 the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carryforwards. Under the Act, each Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in the pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

At April 30, 2012, the Funds had capital loss carryforwards available to offset future capital gains, as follows:

Fund	Post Effective- No expiration Short-Term Capital Losses

Emerging Markets Local Currency	$608,076

Realized gains or losses attributable to fluctuations in foreign exchange rates on investments and other foreign currency denominated assets and liabilities result in permanent book to tax differences which may affect the tax character of distributions and undistributed net investment income at the end of the Funds’ fiscal year.

For the period May 1, 2012 to October 31, 2012, the net realized gains and (losses) from foreign currency translations were as follows:

Emerging Markets Local Currency	$(5,368,878)
International High Yield	(41,610)
LatAm	(21,618)
Renminbi	5,419

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for open tax years (tax years ended 2009–2011), or expected to be taken in the Funds’ current tax year. Therefore, no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended October 31, 2012, the Funds did not incur any interest or penalties.

Note 6—Capital Share Transactions—As of October 31, 2012, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Shares are issued and redeemed by the Funds only in Creation Units, or multiple thereof, are as follows:

Fund	Creation Units

Emerging Markets High Yield	200,000
Emerging Markets Local Currency	200,000
Fallen Angel	200,000
International High Yield	200,000
Investment Grade	100,000
LatAm	100,000
Mortgage REIT	50,000
Preferred Securities	50,000
Renminbi	100,000

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index plus a small amount of cash. For the period ended October 31, 2012, the Funds had in-kind contributions and redemptions as follows:

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS
(continued)

Fund	In-Kind Contributions	In-Kind Redemptions

Emerging Markets High Yield	$8,855,942	$—
Emerging Markets Local Currency	4,523,498	5,379,490
International High Yield	124,085,931	—
Mortgage REIT	70,081,622	19,955,435
Preferred Securities	93,596,440	5,212,894

Note 7—Concentration and Other Risks—The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The Adviser uses a “passive” or index approach to achieve each Fund’s investment objective. The Funds (except Mortgage REIT) use a sampling approach in which the Adviser uses quantitative analysis to select bonds that represent a sample of securities in the index in terms of key risk factors, performance attributes and other characteristics. Each Fund is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. Investments in the Funds involve risks similar to those of investing in any bond fund, such as market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in security prices.

Emerging Markets, Fallen Angel and International High Yield may invest in non-investment grade securities, often referred to as “junk bonds.” Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. These high yield securities may involve greater risks and considerations not typically associated with investing in U.S. government bonds and other high quality fixed-income securities. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid due to the extent that there is no established retail secondary market and because of a decline in the value of such securities. International High Yield may not be able to sell bonds at desired prices and that large purchases or sales of certain high-yield bond issues may cause substantial fluctuations in share price, yield and total return.

The Funds (with exception to Mortgage REIT) invest in foreign securities. Investments in foreign securities may involve a greater degree of risk than investments in domestic securities due to political, economic or social instability. Foreign investments may also be subject to foreign taxes and settlement delays. Since the Funds may have significant investments in foreign debt securities, they may be subject to greater credit and interest risks and greater currency fluctuations than portfolios with significant investments in domestic debt securities.

Mortgage REIT invests directly in mortgage REITs and is exposed to the risks specific to the real estate market as well as the risks that relate specifically to the way in which mortgage REITs are organized and operated. Mortgage REITs may trade at a discount or premium to their net asset value. Mortgage REITs receive principal and interest payments from the owners of the mortgaged properties. Accordingly, mortgage REITs are subject to the credit risk of the borrowers to whom they extend credit. To the extent that a mortgage REIT invests in mortgage-backed securities, it may be subject to default risk or interest rate risk.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

For each Fund, the expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9—Securities Lending—To generate additional income, each of the Funds (with exception to Preferred Securities) may lend its securities pursuant to a securities lending agreement with The Bank of New York Mellon, the securities lending agent and also the Funds’ custodian. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities at all times to at least 102% (105% for foreign securities) of the market value plus accrued interest on the securities loaned. During the term of the loan, the Funds will continue to receive any dividends or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Securities lending income is disclosed as such in the Statements of Operations. The collateral for securities loaned is recognized in the Schedules of Investments and the Statements of Assets and Liabilities. The cash collateral is maintained on each of the Fund’s behalf by the lending agent and is invested in the Bank of New York Overnight Government Fund and/or the Bank of New York Institutional Cash Reserve. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities identical to the securities loaned. The Funds may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the securities lending agent. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. As of October 31, 2012, the loans outstanding and the collateral received are included in value of securities on loan and collateral for securities loaned, respectively, in the Statements of Assets and Liabilities.

Note 10—Bank Line of Credit—Certain Funds may participate in a $130 million committed credit facility (“Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds at rates based on prevailing market rates in effect at the time of borrowings. During the period ended October 31, 2012, the following Funds borrowed under this facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate

Emerging Markets Local Currency	7	$534,571	1.92%
International High Yield	6	192,167	1.92
Mortgage REIT	64	1,094,297	1.90

As of October 31, 2012, the Funds had no outstanding loan balances.

Note 11—Custodian Fees—The Funds have entered into an expense offset agreement with the custodian wherein they receive a credit toward the reduction of custodian fees whenever there are uninvested cash balances. The Funds could have invested their cash balances elsewhere if they had not agreed to a reduction in fees under the expense offset agreement with the custodian. For the period ended October 31, 2012, there were no offsets to custodian fees.

Note 12—Recent Accounting Pronouncements—The Funds have adopted Accounting Standards Update (“ASU”) No. 2011–04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards.” ASU No. 2011–04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011–04 requires reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU No. 2011–04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new disclosures have been implemented for annual and interim periods beginning after December 15, 2011 and can be found in Note 2 to the financial statements and the Schedule of Investments, if applicable.

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011–11, Balance Sheet (Topic 210) Disclosures about Offsetting Assets and Liabilities, which requires an entity to make additional disclosures about offsetting assets and liabilities and related arrangements. The new guidance seeks to enhance disclosures by requiring improved information about financial instruments and derivatives instruments that are either: (1) offset in according with GAAP, or (2) subject to enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with GAAP. The new guidance is effective for periods beginning on or after January 1, 2013. Management is currently evaluating the implications of this change and its impact on the Funds’ financial statements.

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS
(continued)

Note 13—Subsequent Events—The Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

The following dividends from net investment income were declared and paid subsequent to October 31, 2012:

Fund	Ex-Date	Record Date	Payable Date	Per Share

Emerging Markets High Yield	11/1/12	11/5/12	11/7/12	$0.1580
Emerging Markets Local Currency	11/1/12	11/5/12	11/7/12	$0.0910
Fallen Angel	11/1/12	11/5/12	11/7/12	$0.1463
International High Yield	11/1/12	11/5/12	11/7/12	$0.0390
Investment Grade	11/1/12	11/5/12	11/7/12	$0.0231
LatAm	11/1/12	11/5/12	11/7/12	$0.1080
Preferred Securities	11/1/12	11/5/12	11/7/12	$0.0730
Renminbi	11/1/12	11/5/12	11/7/12	$0.0430

Emerging Markets High Yield	12/3/12	12/5/12	12/7/12	$0.1580
Emerging Markets Local Currency	12/3/12	12/5/12	12/7/12	$0.0910
Fallen Angel	12/3/12	12/5/12	12/7/12	$0.1463
International High Yield	12/3/12	12/5/12	12/7/12	$0.1160
Investment Grade	12/3/12	12/5/12	12/7/12	$0.0169
LatAm	12/3/12	12/5/12	12/7/12	$0.0800
Preferred Securities	12/3/12	12/5/12	12/7/12	$0.1010
Renminbi	12/3/12	12/5/12	12/7/12	$0.0430

MARKET VECTORS ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(unaudited)

At a meeting held on June 7, 2012 (the “June Meeting”), the Board, including all of the Independent Trustees, approved an investment management agreement between the Trust and the Adviser (the “June Investment Management Agreement”) with respect to the Market Vectors Preferred Securities ex Financials ETF (the “New June Fund”). In addition, at a meeting held on September 12, 2012 (the “September Meeting”), the Board, including all of the Independent Trustees, approved investment management agreements between the Trust and the Adviser (each a “September Investment Management Agreement”) with respect to Market Vectors – Altman Defaulted & Distressed Bond ETF, Emerging Markets Aggregate Bond ETF, USD Emerging Markets Aggregate Bond ETF and Duration-Hedged High Yield Bond ETF (and, collectively with the New June Fund, the “Funds”). The June Investment Management Agreement and September Investment Management Agreements are collectively referred to as the “Investment Management Agreements.”

The Board’s approval of each Investment Management Agreement was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In advance of each of the June Meeting and the September Meeting, the Trustees received materials from the Adviser, including expense information for other funds. The Adviser provided the Trustees with information regarding, among other things, the various aspects of each Fund’s proposed investment program, fee arrangements and service provider arrangements. The Independent Trustees’ consideration of each Investment Management Agreement was based, in part, on information obtained through discussions with management of the Funds and the Adviser at the June Meeting and the September Meeting (as applicable), information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio managers and others involved or proposed to be involved in the management and administration of the Funds. The Trustees also considered the terms of, and scope of services that the Adviser would provide under, each Investment Management Agreement, including the Adviser’s commitment to waive certain fees and/or pay expenses of each of the Funds to the extent necessary to prevent the operating expenses of each of the Funds from exceeding agreed upon limits for a period of at least one year following the effective date of each Fund’s respective registration statement. The Trustees also considered information with respect to the financial condition of the Adviser, the current status, as they understood it, of the Adviser’s compliance environment and the Adviser’s views of the proposed service providers.

In addition, the Trustees were given data on the exchange-traded fund market and expense ratios of other funds. The Trustees considered the benefits, other than the fees under the Investment Management Agreements, that the Adviser would receive from serving as adviser to each Fund, including any it may receive from providing administrative services to each of the Funds and from an affiliate of the Adviser serving as distributor to each Fund. The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability of each of the Funds to the Adviser because the Funds had not yet commenced operations. However, the Adviser agreed to provide the Trustees with profitability information in connection with future proposed continuances of each Investment Management Agreement, which will permit the Trustees to consider in the future the extent to which economies of scale may exist and whether the fees paid to the Adviser reflect these economies of scale for the benefit of shareholders. In addition, because the Funds had not yet commenced operations, the Trustees could not consider the historical performance or the quality of services previously provided to each of the Funds, although they concluded that the nature, quality, and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at each of the June Meeting and the September Meeting as part of their consideration of the Investment Management Agreements.

In voting to approve the Investment Management Agreements, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreements are reasonable and fair in light of the services to be performed, the fees paid by certain other funds, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that each Investment Management Agreement is in the interest of the relevant Fund and such Fund’s shareholders.

* * *

At a meeting held on June 7, 2012 (the “Renewal Meeting”), the Board, including all of the Independent Trustees, approved the continuation of the investment management agreements between the Trust and the Adviser (the “Investment

MARKET VECTORS ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(unaudited)

Management Agreements”) with respect to the Market Vectors Asia ex-Japan Aggregate Bond ETF, Emerging Markets High Yield Bond ETF, Emerging Markets Local Currency Bond ETF, European High Yield Bond ETF, European Sovereign Bond ETF, Fallen Angel High Yield Bond ETF, Fixed Income II ETF, Global High Yield Bond ETF, Global High Yield US$ Bond ETF, Greater China Corporate Bond ETF, Greater China High Yield Bond ETF, International High Yield Bond ETF, International US$ High Yield Bond ETF, Investment Grade Floating Rate ETF, Japanese Bond ETF, LatAm Aggregate Bond ETF, Mortgage REIT Income ETF and Renminbi Bond ETF (collectively, the “Funds”).

The Board’s approval of the Investment Management Agreements was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 8, 2012. At that meeting, the Trustees discussed the information the Adviser and Lipper Inc. (“Lipper”), an independent third party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance (for those Funds which had begun operations) and expenses of the Funds and (where applicable) the Funds’ peer funds, information about the advisory services provided to the Funds and the personnel providing those services, and the profitability and other benefits enjoyed by the Adviser and its affiliates as a result of the Adviser’s relationship with the Funds. In reviewing performance and expense information for certain of the Funds against their peer groups, the Trustees considered that some of the Funds generally invest in a different group of issuers than some or all of the other funds in a Fund’s designated peer group. They also considered the fact that each of the Market Vectors Emerging Markets High Yield Bond ETF, Fallen Angel High Yield Bond ETF, International High Yield Bond ETF, Investment Grade Floating Rate ETF, LatAm Aggregate Bond ETF, Mortgage REIT ETF and Renminbi Bond ETF had only recently commenced operations and therefore had no meaningful operational history that could be used for comparative purposes. For these and other reasons, the Trustees noted that the peer group information did not necessarily provide meaningful direct comparisons to the Funds.

The Independent Trustees’ consideration of the Investment Management Agreements was also based on their review of information obtained through discussions with management of the Funds and the Adviser at the Renewal Meeting and the May 8, 2012 meeting and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio managers and others involved in the management and administration of the Funds. The Trustees also considered the terms of, and scope of services that the Adviser provides under, the Investment Management Agreements, including, where applicable, the Adviser’s commitment to waive certain fees and/or pay expenses of each of the Funds to the extent necessary to prevent the operating expenses of each of the Funds from exceeding agreed upon limits for a period of time.

The Trustees concluded that the Adviser and its personnel have the requisite expertise and skill to manage the Funds’ portfolios, especially in light of the performance of those Funds that had commenced operations as of the date of the Renewal Meeting (the “Operating Funds”). In evaluating an Operating Fund’s performance, the Trustees assessed the Operating Funds’ performance based on how well the performance of an Operating Fund tracked the performance of its benchmark index, using a variety of measurements in this regard, and concluded that the investment performance of the Funds was satisfactory. The Trustees did not consider performance information with respect to Market Vectors Emerging Markets High Yield Bond ETF because, as noted above, the Fund had only recently commenced operations as of the date of the Renewal Meeting.

The Trustees also considered information relating to the financial condition of the Adviser, the current status, as they understood it, of the Adviser’s compliance environment and the Adviser’s analysis of the Trust’s other service providers.

As noted above, the Trustees were also provided various data from Lipper comparing the Operating Funds’ expenses and performance to that of other exchange-traded funds (“ETFs”). In reviewing the information, the Trustees considered the Adviser’s analysis of any tracking error between each Operating Fund and its relevant benchmark index and concluded that each Operating Fund’s tracking error was within an acceptable range. The Trustees noted that the information provided showed that all of the Operating Funds had total expense ratios (after the effect of any applicable expense limitation) at or below the median of their peer group of funds. The Trustees concluded, in light of this information and the other information available to them, that the fees paid by the Operating Funds were reasonable in light of the performance of the Operating Funds and the quality of services received. The Trustees noted that this comparative data, while generally helpful, was limited in its usefulness due to the lack of a large number of directly comparable ETFs and, as noted above, the very limited

MARKET VECTORS ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(unaudited) (continued)

operating history of the Market Vectors Emerging Markets High Yield Bond ETF, Fallen Angel High Yield Bond ETF, International High Yield Bond ETF, Investment Grade Floating Rate ETF, LatAm Aggregate Bond ETF, Mortgage REIT ETF and Renminbi Bond ETF.

The Trustees also considered any other benefits received by the Adviser from serving as adviser to the Funds and from providing administrative services to the Funds, and from an affiliate of the Adviser serving as distributor for the Funds.

The Trustees also considered information provided by the Adviser about the overall profitability of the Adviser and its profitability or loss in respect of each Operating Fund. The Trustees reviewed each Fund’s asset size, expense ratio and expense cap and noted that the Investment Management Agreements do not include breakpoints in the advisory fee rates as asset levels in a Fund increase. The Trustees noted that the Funds were still relatively new products, which therefore made it difficult to quantify the potential variability in net assets and thus determine the sustainability of any potential economies of scale which may exist. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for each Fund is reasonable and appropriate in relation to the current asset size of each Fund and the other factors discussed above and currently reflects an appropriate sharing of any economies of scale which may exist with shareholders. The Trustees also determined that the profits earned by the Adviser in respect of the Funds that were profitable to the Adviser were reasonable in light of the nature and quality of the services received by such Funds.

The Trustees did not consider historical information about the profitability to the Adviser of Market Vectors Asia ex-Japan Aggregate Bond ETF, European High Yield Bond ETF, European Sovereign Bond ETF, Fixed Income II ETF, Global High Yield Bond ETF, Global High Yield US$ Bond ETF, Greater China Corporate Bond ETF, Greater China High Yield Bond ETF, International US$ High Yield Bond ETF and Japanese Bond ETF because none of those Funds had commenced operations at the time of the Renewal Meeting. The Trustees also did not consider historical information about the profitability to the Adviser of Market Vectors Emerging Markets High Yield Bond ETF, Fallen Angel High Yield Bond ETF and International High Yield Bond ETF because, as noted above, those Funds only recently commenced operations as of the date of the Renewal Meeting. However, the Adviser agreed to provide the Trustees with profitability information in connection with future proposed continuances of the Investment Management Agreements after those Funds had commenced operations. In addition, because none of those Funds had commenced operations, the Trustees were not in a position to consider the historical performance or the quality of services previously provided to each of those Funds although they concluded that the nature, quality, and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 8, 2012 meeting, as part of their consideration of the Investment Management Agreements.

In voting to approve the continuation of the Investment Management Agreements, the Trustees, including the Independent Trustees, concluded that the terms of each Investment Management Agreement are reasonable and fair in light of the services to be performed, the fees paid by certain other funds, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that each Investment Management Agreement is in the interest of the Funds and each Fund’s shareholders.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a Market Vectors ETF Trust (the “Trust”) Prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the investment company. Please read the prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 1.888.MKT.VCTR, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 1.888.MKT.VCTR or by visiting vaneck.com.

Investment Adviser: Van Eck Associates Corporation

Distributor: Van Eck Securities Corporation 335 Madison Avenue New York, NY 10017 vaneck.com

Account Assistance: 1.888.MKT.VCTR

INCOMESAR

Item 2. CODE OF ETHICS.

  Not applicable.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

  Not applicable.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

  Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.

     Information included in Item 1.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.

Item 11. CONTROLS AND PROCEDURES.

(a)  The Chief Executive Officer and the Chief Financial Officer have concluded that the Market Vectors ETF Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Market
     Vectors ETF Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR
     270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

(b)  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MARKET VECTORS ETF TRUST

By (Signature and Title) /s/ John J. Crimmins, Treasurer & Chief Financial Officer
                         ---------------------------------------------------------
Date January 8, 2013
     ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jan F. van Eck, Chief Executive Officer
                        --------------------------------------------
Date January 8, 2013
     ---------------

By (Signature and Title)  /s/ John J. Crimmins, Treasurer & Chief Financial Officer
                        -----------------------------------------------------------

Date January 8, 2013
     ---------------